UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE

COMMON STOCKS - 74.6%

Aerospace & Defense - 1.2%

Curtiss-Wright Corp.(e)	5,979	$367,230
Embraer S.A. (ADR)(e)	7,067	216,886
Esterline Technologies Corp.(e)*	1,452	149,484
European Aeronautic Defence and Space Co. N.V.	14,938	1,059,927
General Dynamics Corp.(e)	48,080	4,870,985
Honeywell International, Inc.	12,799	1,167,653
L-3 Communications Holdings, Inc.(e)	11,135	1,236,765
Lockheed Martin Corp.	4,900	739,459
Northrop Grumman Corp.(a)	12,946	1,495,910
Precision Castparts Corp.	6,400	1,630,400

		12,934,699

Air Freight & Logistics - 0.7%

FedEx Corp.(e)	14,715	1,961,804
United Parcel Service, Inc., Class B	59,499	5,666,090

		7,627,894

Airlines - 0.4%

Alaska Air Group, Inc.	700	55,349
American Airlines Group, Inc.*	76,400	2,563,220
Delta Air Lines, Inc.	30,374	929,748
Southwest Airlines Co.(a)(e)	20,500	429,475
United Continental Holdings, Inc.*	5,657	259,317

		4,237,109

Auto Components - 0.7%

Cooper-Standard Holding, Inc.*	8,506	493,348
Goodyear Tire & Rubber Co./The(e)	5,400	127,764
Johnson Controls, Inc.(e)	22,800	1,051,536
Lear Corp.	12,260	886,766
Tenneco, Inc.(a)*	278	15,801
TRW Automotive Holdings Corp.(a)*	12,361	916,568
Visteon Corp.*	50,098	4,058,439

		7,550,222

Automobiles - 0.8%

General Motors Co.*	236,849	8,545,512

	SHARES	VALUE

Automobiles (continued)

Thor Industries, Inc.	7,818	$401,611

		8,947,123

Beverages - 2.6%

Anheuser-Busch InBev N.V. (ADR)(a)	56,089	5,378,374
Beam, Inc.	72,281	6,021,007
Brown-Forman Corp., Class B	68,174	5,249,398
Coca-Cola Enterprises, Inc.	8,362	361,991
Constellation Brands, Inc., Class A*	15,127	1,159,787
Cott Corp.	427,077	3,356,825
Diageo plc (ADR)	43,198	5,185,920
Fomento Economico Mexicano SAB de CV (ADR)	5,936	535,665
SABMiller plc	11,450	513,841

		27,762,808

Biotechnology - 0.7%

Acorda Therapeutics, Inc.(a)*	9,643	283,022
Alexion Pharmaceuticals, Inc.*	53	8,413
Amgen, Inc.(a)(e)	9,709	1,154,885
Cubist Pharmaceuticals, Inc.*	13,885	1,014,855
Isis Pharmaceuticals, Inc.(e)*	2,535	129,437
NPS Pharmaceuticals, Inc.*	31,852	1,139,665
Pharmacyclics, Inc.*	8,583	1,142,140
Regeneron Pharmaceuticals, Inc.*	4,006	1,156,091
United Therapeutics Corp.(a)(e)*	11,039	1,132,822
Vertex Pharmaceuticals, Inc.*	2,857	225,817

		7,387,147

Building Products - 0.8%

Allegion plc*	77,318	3,815,643
Armstrong World Industries, Inc.(a)*	11,155	621,110
Owens Corning*	41,044	1,565,829
USG Corp.(a)*	72,200	2,209,320

		8,211,902

Capital Markets - 0.9%

Affiliated Managers Group, Inc.*	1,105	220,160
Ameriprise Financial, Inc.(a)	11,828	1,249,510
Ares Capital Corp.	68,600	1,214,906
BlackRock, Inc.	3,842	1,154,406

See Accompanying Notes to the Consolidated Schedule of Investments.	1

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Capital Markets (continued)

Daiwa Securities Group, Inc.	68,000	$645,591
Goldman Sachs Group, Inc./The	7,077	1,161,477
Invesco Ltd.	37,791	1,256,551
Nomura Holdings, Inc.	86,300	612,386
Northern Trust Corp.(e)	19,204	1,156,465
Raymond James Financial, Inc.(a)	4,300	218,913
T Rowe Price Group, Inc.	11,142	873,978
TD Ameritrade Holding Corp.	11,500	359,375

		10,123,718

Chemicals - 4.5%

Air Products & Chemicals, Inc.(a)	96,883	10,186,279
Airgas, Inc.(e)	24,053	2,483,232
Akzo Nobel N.V.	30,791	2,218,001
Axiall Corp.	49,550	1,977,045
CF Industries Holdings, Inc.	5,046	1,164,920
Dow Chemical Co./The(e)	12,000	546,120
Ecolab, Inc.	53,284	5,357,173
Huntsman Corp.	207,437	4,547,019
International Flavors & Fragrances, Inc.(e)	5,427	470,412
Methanex Corp.	12,731	762,841
OMNOVA Solutions, Inc.(a)*	208,213	1,882,245
PPG Industries, Inc.(a)	6,355	1,158,898
Praxair, Inc.(a)	1,336	166,626
Rockwood Holdings, Inc.(a)	2,374	162,690
Scotts Miracle-Gro Co./The, Class A(a)	9,885	587,070
Sherwin-Williams Co./The(a)	35,632	6,529,920
Sigma-Aldrich Corp.(a)(e)	7,795	724,701
Valspar Corp./The	3,320	233,330
W.R. Grace & Co.(e)*	83,236	7,850,820

		49,009,342

Commercial Banks - 1.7%

Aozora Bank Ltd.	993,000	2,857,414
BB&T Corp.(e)	28,358	1,060,873
CIT Group, Inc.	20,111	936,167

	SHARES	VALUE

Commercial Banks (continued)

City National Corp./CA(e)	1,504	$108,814
Cullen/Frost Bankers, Inc.(e)	148	10,955
Danske Bank A/S*	125,289	2,826,272
First Interstate Bancsystem, Inc.	12,570	322,546
HDFC Bank Ltd. (ADR)(e)	2,906	90,929
KeyCorp	22,661	289,154
M&T Bank Corp.(e)	2,855	318,361
PNC Financial Services Group, Inc./The(a)(e)	14,380	1,148,674
Prosperity Bancshares, Inc.	9,152	572,549
Signature Bank/NY(a)(e)*	1,699	207,380
SunTrust Banks, Inc.(a)(e)	24,413	903,769
SVB Financial Group(a)(e)*	1,856	208,299
US Bancorp/MN(e)	67,249	2,671,803
Wells Fargo & Co.(a)	86,933	3,941,542
Wintrust Financial Corp.(a)(e)	3,632	159,191
Zions Bancorp.(a)(e)	102	2,933

		18,637,625

Commercial Services & Supplies - 1.5%

ABM Industries, Inc.	12,100	322,586
ADT Corp./The(e)	74,300	2,231,972
Copart, Inc.*	6,949	238,212
Progressive Waste Solutions Ltd.	55,000	1,262,250
R.R. Donnelley & Sons Co.(e)	109,908	2,030,001
Republic Services, Inc.	75,000	2,402,250
SP Plus Corp.*	93,139	2,352,691
Tyco International Ltd.	125,330	5,074,611

		15,914,573

Communications Equipment - 0.1%

EchoStar Corp., Class A*	6,720	316,042
Harris Corp.	3,364	233,260
InterDigital, Inc.	2,162	62,157
Polycom, Inc.(e)*	27,401	326,894

		938,353

Computers & Peripherals - 0.4%

3D Systems Corp.*	5,400	419,742
Apple, Inc.	400	200,240
Electronics For Imaging, Inc.*	6,303	267,058
Lexmark International, Inc., Class A(e)	23,497	920,847
NCR Corp.(e)*	31,299	1,101,412
Stratasys Ltd.*	3,980	479,829
Western Digital Corp.(a)(e)	13,500	1,163,295

		4,552,423

See Accompanying Notes to the Consolidated Schedule of Investments.	2

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Construction & Engineering - 1.1%

Great Lakes Dredge & Dock Corp.*	60,288	$453,969
Quanta Services, Inc.(a)(e)*	117,547	3,663,940
URS Corp.(a)	151,850	7,622,870

		11,740,779

Consumer Finance - 0.7%

American Express Co.(a)	13,550	1,152,021
Capital One Financial Corp.	5,400	381,294
Discover Financial Services	21,426	1,149,505
SLM Corp.(a)	220,247	5,012,822

		7,695,642

Containers & Packaging - 1.5%

Avery Dennison Corp.(a)	15,969	786,793
Crown Holdings, Inc.*	50,000	2,055,000
Graphic Packaging Holding Co.*	503,517	4,783,411
Greif, Inc., Class A	41,350	2,093,550
Packaging Corp of America(a)	6,800	439,280
Rock Tenn Co., Class A(a)	35,320	3,584,274
Sonoco Products Co.(a)	56,000	2,317,280

		16,059,588

Distributors - 0.1%

LKQ Corp.(e)*	49,975	1,352,823

Diversified Consumer Services - 0.3%

Grand Canyon Education, Inc.(e)*	7,023	307,748
H&R Block, Inc.	48,769	1,482,578
New Oriental Education & Technology Group, Inc. (ADR)(e)	26,933	790,214
Sotheby’s(a)(e)	19,688	943,449

		3,523,989

Diversified Financial Services - 1.2%

Bank of America Corp.	94,829	1,588,386
Citigroup, Inc.	4,732	224,439
CME Group, Inc.	15,793	1,180,685
ING Groep N.V. (CVA)*	165,244	2,192,987
Interactive Brokers Group, Inc., Class A	14,740	312,488
IntercontinentalExchange Group, Inc.	645	134,670
JPMorgan Chase & Co.	13,340	738,502

	SHARES	VALUE

Diversified Financial Services (continued)

Leucadia National Corp.(e)	46,664	$1,275,327
Moody’s Corp.	72,564	5,411,823

		13,059,307

Diversified Telecommunication Services - 0.2%

AT&T, Inc.(a)(e)	3,487	116,187
Telefonica Brasil S.A. (ADR)(a)	21,404	406,676
Verizon Communications, Inc.(a)(e)	24,643	1,183,357
Windstream Holdings, Inc.	42,570	318,423

		2,024,643

Electric Utilities - 0.9%

American Electric Power Co., Inc.	73,600	3,592,416
Cia Energetica de Minas Gerais (ADR)(e)	38,772	223,715
Duke Energy Corp.(e)	16,794	1,185,992
Edison International(e)	54,546	2,626,935
Entergy Corp.	14,261	898,871
FirstEnergy Corp.	16,658	524,560
OGE Energy Corp.	4,772	162,582
Pinnacle West Capital Corp.	15,809	832,028

		10,047,099

Electrical Equipment - 0.8%

ABB Ltd.*	89,943	2,243,987
Acuity Brands, Inc.(a)(e)	5,763	732,131
EnerSys, Inc.	54,000	3,675,240
General Cable Corp.(e)	11,618	331,462
Regal-Beloit Corp.	6,801	503,886
Rockwell Automation, Inc.(a)	6,703	769,772
Sensata Technologies Holding N.V.(a)*	4,884	182,857

		8,439,335

Electronic Equipment, Instruments & Components - 0.5%

Amphenol Corp., Class A(a)	13,542	1,176,529
Anixter International, Inc.	3,660	321,055
Arrow Electronics, Inc.(a)*	8,947	459,697
Avnet, Inc.(a)	17,054	700,408
Belden, Inc.	135	8,736
Cognex Corp.*	12,510	493,519
FEI Co.	2,966	277,973
Jabil Circuit, Inc.	6,873	123,508

See Accompanying Notes to the Consolidated Schedule of Investments.	3

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Electronic Equipment, Instruments & Components (continued)

TE Connectivity Ltd.(a)	20,331	$1,148,905
Tech Data Corp.*	6,490	349,941

		5,060,271

Energy Equipment & Services - 2.5%

Baker Hughes, Inc.	62,170	3,521,309
Bristow Group, Inc.	5,736	411,787
Cameron International Corp.*	142,208	8,528,214
CARBO Ceramics, Inc.(e)	368	42,364
Diamond Offshore Drilling, Inc.(e)	23,954	1,162,727
Dresser-Rand Group, Inc.(e)*	11,217	639,369
Dril-Quip, Inc.*	5,994	602,756
Ensco plc, Class A	4,632	233,314
FMC Technologies, Inc.(e)*	9,997	494,252
Helmerich & Payne, Inc.(e)	7,100	625,084
Hornbeck Offshore Services, Inc.(e)*	117,824	5,032,263
Nabors Industries Ltd.(e)	11,746	200,622
Noble Corp. plc	22,200	688,866
Ocean Rig UDW, Inc.*	113,089	1,938,345
Oceaneering International, Inc.	16,954	1,155,415
Oil States International, Inc.(a)*	6,020	565,579
Superior Energy Services, Inc.	16,800	397,152
Tenaris S.A. (ADR)(e)	966	42,968
Tidewater, Inc.(a)(e)	6,840	354,654
Vantage Drilling Co.(a)*	484,000	788,920

		27,425,960

Food & Staples Retailing - 2.9%

Casey’s General Stores, Inc.(e)	10,636	730,374
Costco Wholesale Corp.(e)	69,088	7,762,728
Kroger Co./The(e)	40,745	1,470,895
Safeway, Inc.(a)	25,660	801,618
Shoprite Holdings Ltd.	18,940	243,238
Sysco Corp.(a)	4,699	164,841
Walgreen Co.(a)	255,307	14,641,856
Wal-Mart Stores, Inc.(a)	61,949	4,626,351
Weis Markets, Inc.	6,540	321,899

		30,763,800

Food Products - 1.4%

Archer-Daniels-Midland Co.	9,700	382,956

	SHARES	VALUE

Food Products (continued)

Bunge Ltd.(e)	26,277	$1,990,746
ConAgra Foods, Inc.	27,200	864,688
Darling International, Inc.*	12,215	238,925
Hain Celestial Group, Inc./The*	12,526	1,151,014
Hershey Co./The	8,858	880,485
Hillshire Brands Co.	41,610	1,482,148
JM Smucker Co./The(a)	11,994	1,156,102
Kellogg Co.	7,198	417,340
Lindt & Spruengli AG	35	1,875,945
Mead Johnson Nutrition Co.	14,788	1,137,049
Mondelez International, Inc., Class A	98,400	3,222,600
Tyson Foods, Inc., Class A	9,930	371,382

		15,171,380

Gas Utilities - 0.1%

AGL Resources, Inc.(e)	9,260	442,443
Questar Corp.(a)(e)	13,955	325,431
UGI Corp.(a)	17,506	759,585

		1,527,459

Health Care Equipment & Supplies - 1.4%

Alere, Inc.*	53,715	2,035,798
Align Technology, Inc.(a)*	7,735	459,614
Baxter International, Inc.	10,453	713,940
Becton Dickinson and Co.(e)	12,472	1,348,473
CONMED Corp.	31,527	1,322,558
Cooper Cos., Inc./The(e)	9,119	1,133,309
CR Bard, Inc.	1,318	170,800
Cyberonics, Inc.*	1,925	128,590
Integra LifeSciences Holdings Corp.*	40,152	1,865,462
Medtronic, Inc.	11,922	674,308
St Jude Medical, Inc.(a)	19,163	1,163,769
Stryker Corp.(a)(e)	15,021	1,165,630
Symmetry Medical, Inc.(a)*	101,346	985,083
Teleflex, Inc.(e)	651	60,960
Thoratec Corp.(a)*	5,128	179,172
West Pharmaceutical Services, Inc.(a)	4,136	196,253
Zimmer Holdings, Inc.(a)	12,615	1,185,431

		14,789,150

See Accompanying Notes to the Consolidated Schedule of Investments.	4

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Health Care Providers & Services - 0.8%

Aetna, Inc.(a)	5,700	$389,481
AmerisourceBergen Corp.(a)	3,762	252,882
Brookdale Senior Living, Inc.(a)*	2,838	77,932
Cardinal Health, Inc.	12,960	881,539
Centene Corp.(e)*	11,214	679,568
Chemed Corp.	17,600	1,388,992
DaVita HealthCare Partners, Inc.(e)*	10,055	652,871
HCA Holdings, Inc.*	10,310	518,284
Humana, Inc.	8,730	849,429
Laboratory Corp of America Holdings(e)*	13,179	1,183,870
Owens & Minor Inc	9,130	316,263
Quest Diagnostics, Inc.(e)	22,408	1,176,420
UnitedHealth Group, Inc.(a)	1,397	100,975
VCA Antech, Inc.(a)*	6,864	219,236
WellPoint, Inc.	3,710	319,060

		9,006,802

Health Care Technology - 0.0%†

Quality Systems, Inc.(a)	7,348	135,277

Hotels, Restaurants & Leisure - 2.0%

Bally Technologies, Inc.(a)*	4,287	314,323
Buffalo Wild Wings, Inc.*	503	71,356
Darden Restaurants, Inc.(e)	62,400	3,085,056
Domino’s Pizza, Inc.	66,782	4,715,477
Hyatt Hotels Corp., Class A(e)*	1,353	64,660
International Game Technology	125,000	1,803,750
Jack in the Box, Inc.*	7,396	374,016
Las Vegas Sands Corp.	26,700	2,043,084
Life Time Fitness, Inc.(e)*	6,502	267,622
Melco Crown Entertainment Ltd. (ADR)*	22,700	930,473
MGM Resorts International*	34,571	842,150
Pinnacle Entertainment, Inc.(e)*	1,463	31,966
Royal Caribbean Cruises Ltd.(a)	1,600	79,360
Six Flags Entertainment Corp.(e)	7,741	277,824
Starbucks Corp.(a)	16,322	1,160,821
Starwood Hotels & Resorts Worldwide, Inc.(a)	15,546	1,161,442

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)

Tim Hortons, Inc.	11,121	$576,644
Wyndham Worldwide Corp.(a)	17,435	1,236,839
Wynn Resorts Ltd.	5,565	1,209,942
Yum! Brands, Inc.(a)(e)	13,187	885,507

		21,132,312

Household Durables - 0.7%

iRobot Corp.(e)*	3,288	116,198
Jarden Corp.(e)*	40,900	2,472,405
Mohawk Industries, Inc.(a)*	26,057	3,704,784
Toll Brothers, Inc.(a)*	3,500	128,625
Tupperware Brands Corp.(a)	3,046	238,685
Whirlpool Corp.(a)	8,877	1,183,304

		7,844,001

Household Products - 0.4%

Central Garden and Pet Co.*	54,900	354,654
Central Garden and Pet Co., Class A*	74,200	463,008
Colgate-Palmolive Co.	41,268	2,526,840
Energizer Holdings, Inc.(e)	11,750	1,110,375

		4,454,877

Independent Power Producers & Energy Traders - 0.4%

AES Corp.	22,400	314,944
Calpine Corp.*	191,500	3,634,670

		3,949,614

Industrial Conglomerates - 0.7%

3M Co.(a)	4,640	594,802
Bidvest Group Ltd.	5,600	124,544
Danaher Corp.	62,300	4,634,497
General Electric Co.	20,996	527,629
Jardine Matheson Holdings Ltd.	18,411	980,860
Jardine Strategic Holdings Ltd.	10,436	341,988
Koninklijke Philips Electronics N.V. (NYRS)	7,374	255,878

		7,460,198

Insurance - 1.8%

ACE Ltd.(a)	12,337	1,157,334
Allstate Corp./The	10,600	542,720
American Financial Group, Inc./OH(a)	60	3,295
American International Group, Inc.	17,000	815,320

See Accompanying Notes to the Consolidated Schedule of Investments.	5

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE
Insurance (continued)
Assurant, Inc.	5,050	$330,017
Axis Capital Holdings Ltd.(a)	22,430	1,009,799
Chubb Corp./The	8,280	699,991
Cincinnati Financial Corp.(e)	12,700	615,315
Everest Re Group Ltd.(e)	2,077	300,667
Hartford Financial Services Group, Inc.	148,812	4,947,999
Loews Corp.	14,649	653,199
Maiden Holdings Ltd.	29,750	326,655
MetLife, Inc.	6,400	313,920
NKSJ Holdings, Inc.	110,000	2,918,763
PartnerRe Ltd.(a)	8,815	865,369
Principal Financial Group, Inc.	10,124	441,103
Prudential Financial, Inc.(a)	2,600	219,414
Reinsurance Group of America, Inc.	4,460	333,028
Sony Financial Holdings, Inc.	10,200	167,621
Torchmark Corp.(a)(e)	2,740	205,911
Travelers Cos., Inc./The	14,251	1,158,321
Unum Group(a)	21,216	683,155
Validus Holdings Ltd.(a)	4,875	175,110
WR Berkley Corp.(a)	5,619	217,792
		19,101,818
Internet & Catalog Retail - 1.2%
Ctrip.com International Ltd. (ADR)*	29,632	1,170,760
Groupon, Inc.*	660,679	6,910,703
Liberty Ventures*	39,866	4,624,456
Shutterfly, Inc.(e)*	362	17,144
		12,723,063
Internet Software & Services - 2.3%
AOL, Inc.(a)*	13,585	625,997
Baidu, Inc. (ADR)*	3,790	593,135
eBay, Inc.*	31,855	1,694,686
Equinix, Inc.(e)*	74,663	13,827,587
Google, Inc., Class A*	1,373	1,621,472
IAC/InterActiveCorp	16,627	1,164,555
Qihoo 360 Technology Co., Ltd. (ADR)*	10,140	1,024,951
Rackspace Hosting, Inc.(a)(e)*	11,438	416,457

	SHARES	VALUE
Internet Software & Services (continued)
SINA Corp./China(a)(e)*	22,969	$1,497,349
Tencent Holdings Ltd.	19,100	1,337,084
Yahoo!, Inc.*	15,930	573,799
YY, Inc. (ADR)*	9,850	623,505
		25,000,577
IT Services -1.6%
Alliance Data Systems Corp.(a)*	4,403	1,055,223
Amdocs Ltd.(a)	58,316	2,522,750
Automatic Data Processing, Inc.(a)	15,184	1,163,094
Broadridge Financial Solutions, Inc.	7,941	288,179
CACI International, Inc., Class A(e)*	4,946	366,103
Cardtronics, Inc.*	80,000	3,081,600
Computer Sciences Corp.	14,942	902,646
Euronet Worldwide, Inc.*	3,431	147,053
Fidelity National Information Services, Inc.	20,408	1,034,686
Fiserv, Inc.(e)*	9,534	534,381
Jack Henry & Associates, Inc.	962	53,660
ManTech International Corp./VA, Class A	11,370	330,867
MasterCard, Inc., Class A(e)	77,986	5,901,980
MAXIMUS, Inc.	6,829	289,345
WEX, Inc.*	463	38,133
		17,709,700
Leisure Equipment & Products - 0.3%
Hasbro, Inc.(e)	68,584	3,368,846

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.(a)	19,263	1,120,144
Charles River Laboratories International, Inc.(a)*	6,345	358,683
Covance, Inc.(e)*	9,359	884,987
ICON plc*	1,647	69,191
PAREXEL International Corp.*	13,779	672,553
PerkinElmer, Inc.(e)	8,204	357,694
QIAGEN N.V.*	11,000	243,320
Thermo Fisher Scientific, Inc.	2,817	324,349
Waters Corp.(a)(e)*	108	11,693
		4,042,614

See Accompanying Notes to the Consolidated Schedule of Investments.	6

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE
Machinery - 1.9%
AGCO Corp.(e)	17,210	$917,809
Briggs & Stratton Corp.	140,558	2,961,557
Caterpillar, Inc.	29,800	2,798,518
Chart Industries, Inc.(e)*	10,805	923,179
Columbus McKinnon Corp./NY*	37,864	935,998
Cummins, Inc.	9,124	1,158,566
Donaldson Co., Inc.(e)	3,967	163,678
Dover Corp.	9,846	852,270
FANUC Corp.	2,800	459,587
Illinois Tool Works, Inc.	14,803	1,167,513
ITT Corp.	12,266	502,293
KUKA AG	9,620	461,178
Lincoln Electric Holdings, Inc.(e)	3,487	241,300
Nordson Corp.(e)	675	46,791
Parker Hannifin Corp.(a)	8,735	990,287
Proto Labs, Inc.*	6,480	514,253
Stanley Black & Decker, Inc.(a)(e)	5,749	444,973
Timken Co.	16,786	945,555
Toro Co./The	45,254	2,867,293
WABCO Holdings, Inc.(a)*	8,145	702,262
		20,054,860
Marine - 0.1%
Kirby Corp.*	6,056	604,328

Media - 4.8%
CBS Corp., Class B	23,136	1,358,546
Charter Communications, Inc., Class A*	42,696	5,849,352
Cogeco Cable, Inc.	41,779	1,908,236
Comcast Corp., Class A(e)	67,819	3,675,525
Discovery Communications, Inc., Class A*	7,680	612,710
DISH Network Corp., Class A*	119,927	6,761,484
Grupo Televisa SAB (ADR)(e)	25,767	748,789
Liberty Global plc*	28,569	2,277,112
Liberty Global plc, Class A*	1,093	87,364
Liberty Media Corp., Class A*	23,947	3,151,186
Live Nation Entertainment, Inc.(e)*	17,322	368,439

	SHARES	VALUE
Media (continued)
Madison Square Garden Co./The, Class A*	9,242	$536,313
Scripps Networks Interactive, Inc., Class A(a)	2,996	217,270
Sirius XM Holdings, Inc.*	1,426,737	5,107,718
Time Warner Cable, Inc.(a)	19,600	2,612,092
Time Warner, Inc.(a)	54,503	3,424,424
Twenty-First Century Fox, Inc., Class A(a)	106,695	3,395,035
Twenty-First Century Fox, Inc., Class B(a)	148,300	4,632,892
Viacom, Inc., Class B(a)	13,971	1,147,019
Walt Disney Co./The(e)	47,163	3,424,505
		51,296,011
Metals & Mining - 0.6%
BHP Billiton plc (ADR)(a)	12,526	738,533
Carpenter Technology Corp.(e)	2,404	139,696
Cia de Minas Buenaventura S.A. (ADR)	29,806	369,594
Compass Minerals International, Inc.	205	16,117
Freeport-McMoRan Copper & Gold, Inc.	5,800	187,978
Goldcorp, Inc.	42,043	1,046,450
Kaiser Aluminum Corp.(e)	2,046	142,831
Newmont Mining Corp.	47,683	1,029,953
Nucor Corp.	7,993	386,462
POSCO (ADR)(e)	4,385	298,136
Randgold Resources Ltd. (ADR)(a)	12,699	874,961
Reliance Steel & Aluminum Co.(a)	3,744	261,893
Southern Copper Corp.(a)	27,160	759,937
United States Steel Corp.(a)	11,541	301,335
Vale S.A. (ADR)(e)	2,191	29,798
Worthington Industries, Inc.(a)	5,918	239,916
		6,823,590
Multiline Retail - 1.1%
Big Lots, Inc.(e)*	14,482	387,973
Dillard’s, Inc., Class A	8,933	779,851
Dollar General Corp.(e)*	78,065	4,396,621
Dollar Tree, Inc.*	12,907	652,061
J.C. Penney Co., Inc.(a)*	26,591	157,419

See Accompanying Notes to the Consolidated Schedule of Investments.	7

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE
Multiline Retail (continued)
Kohl’s Corp.	6,300	$318,969
Macy’s, Inc.	70,226	3,736,023
Nordstrom, Inc.(e)	33,653	1,933,365
		12,362,282
Multi-Utilities - 1.1%
Alliant Energy Corp.(e)	1,057	54,922
Ameren Corp.(a)	14,089	533,128
Black Hills Corp.(e)	7,420	406,838
CMS Energy Corp.	68,600	1,906,394
Dominion Resources, Inc.(e)	72,400	4,916,684
DTE Energy Co.	17,445	1,190,098
NiSource, Inc.	7,231	248,529
PG&E Corp.	4,779	201,435
Public Service Enterprise Group, Inc.(a)(e)	55,273	1,842,802
Vectren Corp.(a)	2,007	73,296
		11,374,126
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.(a)	14,410	1,162,743
Antero Resources Corp.(e)*	46,500	2,731,410
Apache Corp.(a)	10,396	834,383
Cabot Oil & Gas Corp.	28,988	1,158,940
Chesapeake Energy Corp.(e)	76,400	2,055,924
Chevron Corp.	364	40,633
Cobalt International Energy, Inc.*	68,360	1,119,053
Concho Resources, Inc.*	381	37,258
ConocoPhillips(e)	17,851	1,159,422
CONSOL Energy, Inc.	5,848	218,423
Cosan Ltd., Class A(e)	8,388	96,965
Delek US Holdings, Inc.	2,377	72,023
Devon Energy Corp.(e)	24,800	1,468,656
Energen Corp.	11,125	786,760
EOG Resources, Inc.	20,265	3,348,589
EQT Corp.	13,041	1,210,335
Halcon Resources Corp.*	200,000	674,000
Hess Corp.	39,101	2,951,734
HollyFrontier Corp.	6,605	305,812
Kinder Morgan Management LLC	10,210	770,786
Kinder Morgan, Inc.	36,578	1,244,018
Marathon Oil Corp.	18,057	592,089
Marathon Petroleum Corp.	7,297	635,204

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Midstates Petroleum Co., Inc.*	91,900	$429,173
Noble Energy, Inc.(e)	18,636	1,161,582
Occidental Petroleum Corp.	13,292	1,163,980
PDC Energy, Inc.(a)*	23,597	1,176,546
Peabody Energy Corp.(e)	22,632	385,876
PetroChina Co., Ltd. (ADR)	50	4,795
Petroleo Brasileiro S.A. (ADR)(e)	99,470	1,115,059
Phillips 66(a)	13,370	977,213
Pioneer Natural Resources Co.	6,808	1,152,731
QEP Resources, Inc.	28,484	879,871
Rentech, Inc.*	243,650	436,133
Rosetta Resources, Inc.(e)*	10,585	451,027
Royal Dutch Shell plc (ADR)	3,401	235,009
Sasol Ltd.	11,600	556,725
Teekay Corp.(a)(e)	48,530	2,628,870
Tesoro Corp.	8,080	416,282
Valero Energy Corp.	5,735	293,059
Western Refining, Inc.	2,635	103,055
Whiting Petroleum Corp.(a)*	8,323	485,897
Williams Cos., Inc./ The(a)	106,768	4,323,036
		43,051,079
Paper & Forest Products - 0.1%
Domtar Corp.(e)	4,690	503,753
International Paper Co.	7,300	348,502
KapStone Paper and Packaging Corp.*	6,866	192,042
Mondi plc	8,300	126,238
		1,170,535
Personal Products - 0.2%
Herbalife Ltd.	500	32,185
Kao Corp.	53,500	1,714,911
		1,747,096
Pharmaceuticals - 2.8%
Actavis plc(a)*	33,682	6,365,224
Aspen Pharmacare Holdings, Ltd.	11,800	266,330
Endo Health Solutions, Inc.*	59,623	3,927,963
Forest Laboratories, Inc.*	17,703	1,173,709

See Accompanying Notes to the Consolidated Schedule of Investments.	8

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE
Pharmaceuticals (continued)
GlaxoSmithKline plc (ADR)(e)	21,379	$1,101,873
Hospira, Inc.*	14,384	633,040
Johnson & Johnson	23,155	2,048,523
Mallinckrodt plc(a)*	70,654	4,085,921
Mylan, Inc./PA*	29,124	1,322,521
Novartis AG	19,040	1,507,828
Novartis AG (ADR)(e)	14,682	1,160,906
Novo Nordisk A/S (ADR)	24,553	974,017
Novo Nordisk A/S, Class B	40,400	1,599,233
Questcor Pharmaceuticals, Inc.	3,683	246,798
Roche Holding AG	5,560	1,528,824
Sanofi	15,160	1,488,490
Valeant Pharmaceuticals International, Inc.(a)*	8,592	1,165,419
		30,596,619
Professional Services - 0.5%
Dun & Bradstreet Corp./The(e)	8,182	900,020
IHS, Inc., Class A*	5,096	577,937
Insperity, Inc.	10,050	331,851
Manpowergroup, Inc.	16,548	1,289,089
Verisk Analytics, Inc., Class A(a)*	35,337	2,256,621
		5,355,518
Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	14,418	1,166,128
Geo Group, Inc./The	29,300	980,964
		2,147,092
Real Estate Management & Development - 0.8%
Brookfield Asset Management, Inc., Class A	6,502	246,751
CBRE Group, Inc., Class A*	235,866	6,259,884
Mitsubishi Estate Co. Ltd.	12,000	298,914
Mitsui Fudosan Co. Ltd.	10,000	321,914
Sumitomo Realty & Development Co. Ltd.	8,000	359,558
Tokyo Tatemono Co. Ltd.	38,000	360,771
Tokyu Fudosan Holdings Corp.*	36,100	313,406
		8,161,198

	SHARES	VALUE
Road & Rail - 1.5%
Canadian Pacific Railway Ltd.(e)	4,339	$657,272
Hertz Global Holdings, Inc.*	289,607	7,535,574
Norfolk Southern Corp.(a)	6,700	620,353
Quality Distribution, Inc.*	131,400	1,806,750
Union Pacific Corp.(a)	33,445	5,827,457
		16,447,406
Semiconductors & Semiconductor Equipment -1.9%
Altera Corp.(a)	6,001	200,613
Analog Devices, Inc.(a)	23,046	1,112,430
Avago Technologies Ltd.(a)(e)	79,751	4,357,595
Broadcom Corp., Class A(a)	26,923	801,229
First Solar, Inc.(e)*	23,004	1,163,542
JinkoSolar Holding Co., Ltd. (ADR)*	26,632	776,323
KLA-Tencor Corp.(e)	19,029	1,169,713
Lam Research Corp.(e)*	22,897	1,158,817
Marvell Technology Group Ltd.	74,240	1,108,403
Micron Technology, Inc.(e)*	53,453	1,231,557
NXP Semiconductor N.V.(a)*	96,241	4,653,252
Power Integrations, Inc.	2,461	145,765
SunEdison, Inc.(a)*	82,950	1,153,835
Xilinx, Inc.(a)(e)	25,090	1,164,678
		20,197,752
Software - 1.3%
Activision Blizzard, Inc.(a)	59,600	1,020,948
Adobe Systems, Inc.*	36,139	2,139,067
Advent Software, Inc.(e)	1,275	41,896
ANSYS, Inc.(a)*	10,353	813,021
Check Point Software Technologies Ltd.*	10,883	712,075
Citrix Systems, Inc.*	18,801	1,016,570
CommVault Systems, Inc.(e)*	3,306	228,345
Electronic Arts, Inc.(e)*	29,217	771,329
FactSet Research Systems, Inc.(e)	2,093	221,377
Informatica Corp.(e)*	13,664	551,479
Microsoft Corp.	10,300	389,855
NetSuite, Inc.*	4,803	505,180
Open Text Corp.	1,422	140,636
Oracle Corp.(a)	8,100	298,890
PTC, Inc.*	13,430	479,182
Qlik Technologies, Inc.(e)*	30,035	811,546
Rovi Corp.(a)(e)*	15,093	320,123

See Accompanying Notes to the Consolidated Schedule of Investments.	9

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE
Software (continued)
Symantec Corp.(a)	39,972	$855,800
Synopsys, Inc.(a)*	9,152	364,799
Take-Two Interactive Software, Inc.(a)(e)*	41,125	788,777
TiVo, Inc.(a)*	39,289	486,791
VMware, Inc., Class A*	12,047	1,085,917
		14,043,603
Specialty Retail - 2.6%
Aaron’s, Inc.	12,470	335,318
AutoZone, Inc.(a)*	1,182	585,161
Barnes & Noble, Inc.*	6,528	87,997
Best Buy Co., Inc.	5,100	120,054
CST Brands, Inc.(e)	74,878	2,390,855
Express, Inc.*	31,519	545,909
Foot Locker, Inc.(e)	22,200	856,920
Home Depot, Inc./The	68,271	5,246,626
L Brands, Inc.	22,289	1,167,052
Lowe’s Cos., Inc.(e)	34,500	1,597,005
Lumber Liquidators Holdings, Inc.(e)*	13,001	1,156,959
Pep Boys-Manny Moe & Jack/The*	59,772	713,678
PetSmart, Inc.	22,200	1,398,600
Rent-A-Center, Inc./TX	10,790	269,103
Ross Stores, Inc.(a)	17,271	1,172,874
Sonic Automotive, Inc., Class A	14,870	333,534
Tiffany & Co.(a)	100,985	8,400,942
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	13,653	1,170,199
Williams-Sonoma, Inc.(e)	18,641	1,016,307
		28,565,093
Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	12,024	808,614
Cie Financiere Richemont S.A.	83,338	2,974,964
Deckers Outdoor Corp.(e)*	5,766	449,460
Fossil Group, Inc.*	10,184	1,138,877
Hanesbrands, Inc.	8,421	599,070
Hermes International	600	191,178
Lululemon Athletica, Inc.(e)*	25,069	1,145,403
NIKE, Inc., Class B	15,253	1,111,181

	SHARES	VALUE
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	3,912	$472,843
Ralph Lauren Corp.(a)	7,417	1,163,653
		10,055,243
Thrifts & Mortgage Finance - 0.3%
Federal Home Loan Mortgage Corp.*	141,200	426,424
Federal National Mortgage Association*	274,000	857,620
MGIC Investment Corp.(e)*	110,501	938,154
Radian Group, Inc.(a)	60,558	901,103
		3,123,301
Tobacco - 0.1%
British American Tobacco plc	5,610	269,526
Lorillard, Inc.(e)	11,100	546,342
		815,868
Trading Companies & Distributors - 0.4%
AerCap Holdings N.V.*	108,071	4,019,160
Watsco, Inc.(a)	3,419	323,506
		4,342,666
Water Utilities - 0.1%
American Water Works Co., Inc.	14,868	632,931

Wireless Telecommunication Services - 2.1%
Crown Castle International Corp.*	39,207	2,782,129
Mobile Telesystems OJSC (ADR)(e)	31,194	538,096
MTN Group Ltd.	29,260	520,052
SBA Communications Corp., Class A(a)*	27,955	2,592,826
SoftBank Corp.	7,600	562,580
Sprint Corp.*	326,399	2,699,320
Telephone & Data Systems, Inc.(a)	3,807	102,865
Tim Participacoes S.A. (ADR)	33,535	872,916
T-Mobile US, Inc.*	179,929	5,500,430
Vodacom Group Ltd.	12,000	126,766
Vodafone Group plc (ADR)(a)	175,939	6,520,299
		22,818,279
TOTAL COMMON STOCKS (cost $765,317,216)		804,232,338

See Accompanying Notes to the Consolidated Schedule of Investments.	10

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

MASTER LIMITED PARTNERSHIPS - 0.7%
Capital Markets - 0.1%
Lazard Ltd., Class A(e)	33,751	$1,443,193

Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer Equity, LP	156,246	6,518,583

TOTAL MASTER LIMITED PARTNERSHIPS (cost $6,388,915)		7,961,776

PREFERRED STOCK- 0.2%
Thrifts & Mortgage Finance - 0.2%
Federal Home Loan Mortgage Corp.(c)*	173,760	1,741,075

TOTAL PREFERRED STOCK (cost $1,782,310)		1,741,075

EXCHANGE TRADED FUNDS - 0.6%
iShares Markit iBoxx Euro High Yield Bond*	16,800	2,491,265
Consumer Discretionary Select Sector SPDR Fund	1,800	113,076
ETFS Copper*	2,400	78,672
ETFS Nickel*	8,400	125,664
ETFS Physical Gold/Jersey*	650	78,630
ETFS Physical Silver*	2,450	45,345
ETFS WTI Crude Oil*	2,800	68,264
ETFS Zinc*	12,500	78,672
Financial Select Sector SPDR Fund	4,500	94,770
Health Care Select Sector SPDR Fund	4,700	263,012
Industrial Select Sector SPDR Fund	2,160	108,065
iShares DAX DE	850	95,689
Materials Select Sector SPDR Fund	2,200	96,888

	SHARES	VALUE
EXCHANGE TRADED FUNDS (continued)
Technology Select Sector SPDR Fund	3,400	$118,388
Utilities Select Sector SPDR Fund	7,300	285,430
Vanguard REIT ETF	30,000	2,019,600
TOTAL EXCHANGE TRADED FUNDS (cost $6,187,294)		6,161,430

MUTUAL FUNDS - 0.4%
Apollo Tactical Income Fund, Inc.	25,000	441,500
BlackRock Corporate High Yield Fund VI, Inc.	72,992	875,904
BlackRock Debt Strategies Fund, Inc.	106,800	429,336
BlackRock MuniAssets Fund, Inc.(a)	11,092	135,877
Invesco Municipal Income Opportunities Trust	11,029	71,799
Ivy High Income Opportunities Fund	26,300	469,192
KKR Income Opportunities Fund*	26,400	472,824
Neuberger Berman High Yield Strategies Fund, Inc.	23,300	311,754
New America High Income Fund, Inc./The	32,428	310,660
Nuveen Dividend Advantage Municipal Fund 2	17,168	231,425
Nuveen Dividend Advantage Municipal Fund 3	61,818	797,452
Nuveen Dividend Advantage Municipal Income Fund	18,318	238,683
TOTAL MUTUAL FUNDS (cost $4,713,850)		4,786,406

	PRINCIPAL AMOUNT
AGENCY CMO - 0.2%
Collateralized Mortgage Obligations - 0.2%
Government National Mortgage Association, Class S.A., TBA 6.44%, 2/20/2041(c)	$11,030,661	2,046,103
TOTAL AGENCY CMO (cost $2,083,971)		2,046,103

See Accompanying Notes to the Consolidated Schedule of Investments.	11

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 12.8%

Airlines - 0.2%

Continental Airlines 2012-3 Class C Pass Thru Certificates 6.13%, 4/29/2018	$1,000,000	$1,057,500
US Airways Group, Inc. 6.13%, 6/1/2018	1,000,000	1,040,000

		2,097,500

Auto Components - 0.2%

Continental Rubber of America Corp. 4.50%, 9/15/2019(b)	1,000,000	1,057,736
Goodyear Tire & Rubber Co./The 6.50%, 3/1/2021	1,000,000	1,070,000

		2,127,736

Capital Markets - 0.2%

Lehman Brothers Holdings, Inc. 6.20%, 9/26/2014(d)	8,000,000	1,770,000

Chemicals - 0.1%

Phibro Animal Health Corp. 9.25%, 7/1/2018(b)	1,428,000	1,524,390

Commercial Banks - 0.4%

Bank of Ireland 10.00%, 7/30/2016	1,000,000	1,422,139
CIT Group, Inc. 5.00%, 8/1/2023	2,000,000	1,977,500
KBC Bank N.V. 8.00%, 1/25/2023(c)	1,000,000	1,097,500

		4,497,139

Commercial Services & Supplies - 0.6%

Befesa Zinc SAU Via Zinc Capital S.A. 8.88%, 5/15/2018	1,000,000	1,455,692
George Washington University./The 4.36%, 9/15/2043	202,000	189,912
Iron Mountain, Inc. 5.75%, 8/15/2024	510,000	481,950
Johns Hopkins University 4.08%, 7/1/2053(a)	202,000	185,598
Smithsonian Institution 3.43%, 9/1/2023	1,555,000	1,588,510

	PRINCIPAL AMOUNT	VALUE

Commercial Services & Supplies (continued)
Wyle Services Corp. 10.50%, 4/1/2018(b)	$2,476,000	$2,550,280

		6,451,942

Communications Equipment - 0.4%

Alcatel-Lucent USA, Inc.
4.63%, 7/1/2017(b)	1,000,000	1,007,500
6.45%, 3/15/2029(a)	2,000,000	1,815,000
6.75%, 11/15/2020(b)	1,328,000	1,364,520

		4,187,020

Containers & Packaging - 0.4%

Beverage Packaging Holdings Luxembourg II S.A. / Beverage Packaging Holdings II Is 6.00%, 6/15/2017(b)	3,400,000	3,493,500
Sealed Air Corp. 8.13%, 9/15/2019(b)	1,000,000	1,121,250

		4,614,750

Diversified Financial Services - 0.1%

Swiss Life AG Via JP Morgan Bank Luxembourg S.A. 5.00%, 11/16/2015(c)	1,000,000	1,382,418

Diversified Telecommunication Services - 0.9%

Altice Finco S.A. 8.13%, 1/15/2024(a)(b)	1,072,000	1,116,274
CenturyLink, Inc. 6.75%, 12/1/2023	840,000	857,286
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/2016(a)(b)	1,518,000	2,045,505
Intelsat Luxembourg S.A. 8.13%, 6/1/2023(a)(b)	1,075,000	1,169,062
Ono Finance II plc 10.88%, 7/15/2019(b)	1,858,000	2,048,445
tw telecom holdings, inc. 5.38%, 10/1/2022	1,000,000	992,500
Windstream Corp. 7.75%, 10/1/2021	1,500,000	1,582,500

		9,811,572

See Accompanying Notes to the Consolidated Schedule of Investments.	12

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Electric Utilities - 0.2%

Energy Future Intermediate Holding Co., LLC / EFIH Finance, Inc. 10.00%, 12/1/2020	$2,006,000	$2,138,897

Electronic Equipment & Instruments - 0.1%

Trionista TopCo GmbH 6.88%, 4/30/2021	1,000,000	1,457,338

Electronic Equipment, Instruments & Components - 0.1%

Techem GmbH 6.13%, 10/1/2019	1,000,000	1,465,565

Energy Equipment & Services - 0.3%

Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	1,000,000	980,000
Pacific Drilling S.A. 5.38%, 6/1/2020(b)	1,000,000	1,004,908
Weatherford International Ltd./Bermuda 5.95%, 4/15/2042	1,194,000	1,220,129

		3,205,037

Gas Utilities - 0.2%

Sabine Pass Liquefaction LLC
5.63%, 2/1/2021(b)	1,000,000	1,000,000
5.63%, 4/15/2023(b)	1,000,000	952,500

		1,952,500

Health Care Providers & Services - 0.7%

CRC Health Corp. 10.75%, 2/1/2016(a)	1,239,000	1,245,195
Highmark, Inc. 4.75%, 5/15/2021(b)	4,652,000	4,519,458
Kinetic Concepts, Inc./ KCI USA, Inc. 10.50%, 11/1/2018	707,000	816,585
Tenet Healthcare Corp. 8.00%, 8/1/2020	1,000,000	1,097,500

		7,678,738

Hotels, Restaurants & Leisure - 0.2%

Punch Taverns Finance plc 6.82%, 7/15/2020	1,420,000	2,456,902

	PRINCIPAL AMOUNT	VALUE

Household Products - 0.3%

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.50%, 5/15/2018(a)	$2,973,000	$3,129,083

Independent Power Producers & Energy Traders - 0.2%

NRG Energy, Inc. 6.63%, 3/15/2023	2,000,000	2,050,000

IT Services - 0.5%

First Data Corp. 12.63%, 1/15/2021	4,210,000	4,930,963
First Data Holdings, Inc. 14.50%, 9/24/2019(b)	1,000,000	920,000

		5,850,963

Machinery - 0.3%

FGI Operating Co. LLC / FGI Finance, Inc. 7.88%, 5/1/2020(a)	1,895,000	2,032,387
Manitowoc Co., Inc./The 5.88%, 10/15/2022	1,000,000	1,027,500

		3,059,887

Marine - 0.2%

Topaz Marine S.A. 8.63%, 11/1/2018(b)	2,000,000	2,062,095

Media - 0.9%

Cinemark USA, Inc. 5.13%, 12/15/2022	500,000	491,250
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022	1,000,000	1,027,500
Time Warner Cable, Inc. 6.55%, 5/1/2037	1,675,000	1,610,944
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 9/15/2022	1,000,000	1,424,686
UPC Holding BV 6.38%, 9/15/2022	1,000,000	1,378,317
Visant Corp. 10.00%, 10/1/2017	3,406,000	3,291,048

		9,223,745

See Accompanying Notes to the Consolidated Schedule of Investments.	13

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Metals & Mining - 0.5%

Alcoa, Inc. 5.40%, 4/15/2021	$1,072,000	$1,120,316
American Gilsonite Co. 11.50%, 9/1/2017(b)	1,000,000	960,000
Barrick International Barbados Corp. 6.35%, 10/15/2036(b)	1,839,000	1,717,471
FQM Akubra, Inc. 7.50%, 6/1/2021(b)	1,250,000	1,409,375
Northland Resources AB 4.00%, 10/15/2020(f)	1,034,619	134,501

		5,341,663

Oil & Gas - 0.4%

Drill Rigs Holdings, Inc. 6.50%, 10/1/2017(b)	4,386,000	4,749,604

Oil, Gas & Consumable Fuels - 1.4%

Berry Petroleum Co., LLC 6.38%, 9/15/2022	3,000,000	3,067,500
Continental Resources, Inc./OK
4.50%, 4/15/2023	3,000,000	3,086,250
5.00%, 9/15/2022(a)	2,145,000	2,216,053
MEG Energy Corp. 7.00%, 3/31/2024(b)	1,400,000	1,431,500
Offshore Group Investment Ltd. 7.50%, 11/1/2019	1,000,000	1,077,776
Quicksilver Resources, Inc. 9.13%, 8/15/2019	3,193,000	3,212,956
SandRidge Energy, Inc. 8.75%, 1/15/2020	1,000,000	1,075,000

		15,167,035

Paper & Forest Products - 0.3%

Appvion, Inc. 9.00%, 6/1/2020(b)	3,000,000	3,097,500

Pharmaceuticals - 0.2%

Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020(b)	1,000,000	1,072,500
7.50%, 7/15/2021(b)	1,000,000	1,117,500

		2,190,000

	PRINCIPAL AMOUNT	VALUE

Road & Rail - 0.5%

CHC Helicopter S.A. 9.25%, 10/15/2020	$2,000,000	$2,140,000
Hertz Corp./The 5.88%, 10/15/2020	1,000,000	1,040,000
Moto Finance plc 10.25%, 3/15/2017	1,000,000	1,783,122

		4,963,122

Semiconductors & Semiconductor Equipment - 0.4%

Advanced Micro Devices, Inc. 7.50%, 8/15/2022(a)	449,000	433,285
7.75%, 8/1/2020	2,286,000	2,280,285
NXP BV / NXP Funding LLC 5.75%, 3/15/2023(b)	1,000,000	1,025,000

		3,738,570

Software - 0.4%

Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(a)(b)	4,274,000	4,295,370

Specialty Retail - 0.4%

Toys R Us 4.57%, 9/1/2016	2,154,209	1,901,858
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	2,000,000	2,035,000

		3,936,858

Textiles, Apparel & Luxury Goods - 0.1%

American Achievement Corp. 10.88%, 4/15/2016(b)	1,255,000	1,327,162

Trading Companies & Distributors - 0.3%

HD Supply, Inc. 11.50%, 7/15/2020	1,886,000	2,249,055
Neff Rental LLC / Neff Finance Corp. 9.63%, 5/15/2016(b)	1,000,000	1,050,000

		3,299,055

See Accompanying Notes to the Consolidated Schedule of Investments.	14

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Wireless Telecommunication Services - 0.2%

MetroPCS Wireless, Inc. 7.88%, 9/1/2018	$1,000,000	$1,070,000
T-Mobile USA, Inc. 6.50%, 1/15/2024(a)	1,072,000	1,098,800

		2,168,800

TOTAL CORPORATE BONDS (cost $137,625,625)		138,469,956

MUNICIPAL BONDS - 1.3%

Alabama - 0.0%†

Trussville Alabama Warrants 3.25%, 10/1/2026	490,000	484,152

Arizona - 0.3%

La Paz County Arizona Industrial Development Authority Taxable Senior LIEN-LCS Correction Services 7.00%, 3/1/2034	2,625,000	2,512,676
Yuma Arizona Industrial Development Authority Hospital Revenue Yuma Regional Medical Center 5.00%, 8/1/2032	215,000	219,167

		2,731,843

California - 0.2%

Clovis Unified School District Election 5.25%, 8/1/2032	245,000	274,248
Paramount California Unified School District Election 2006 4.50%, 8/1/2033	110,000	111,829
Twin Rivers Unified School District California Election 2006 5.00%, 8/1/2040	350,000	358,722
Twin Rivers Unified School District California Refunding 4.00%, 8/1/2028	425,000	428,661

	PRINCIPAL AMOUNT	VALUE

California (continued)
West Contra Costa Unified School District Election Of 2010 5.25%, 8/1/2041	$610,000	$641,592

		1,815,052

Colorado - 0.0%†

Colorado Health Facilities Authority Revenue Catholic Health Initiatives 5.25%, 1/1/2045	50,000	51,213

Florida - 0.0%†

Jea Florida Electric System Revenue Series Three-A 3.60%, 10/1/2027	270,000	267,087
North Port Florida Transportation Improvement 4.50%, 7/1/2032	30,000	30,634

		297,721

Indiana - 0.0%†

Jasper Industry Hospital Authority Revenue Refunding Memorial Hospital And Health Care Center 5.13%, 11/1/2035	395,000	402,102

Iowa - 0.1%

Iowa Finance Authority Health Care Facilities Revenue Genesis Health System 5.00%, 7/1/2033	720,000	732,413

Kansas - 0.0%†

Johnson County Kansas Water District 3.25%, 7/1/2029	360,000	353,768

Maryland - 0.0%†

Baltimore County Maryland Metropolitan District 3.00%, 2/1/2027	450,000	441,740

See Accompanying Notes to the Consolidated Schedule of Investments.	15

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

Massachusetts - 0.0%†

Massachusetts Development Finance Agency Revenue Northeastern University 4.38%, 3/1/2033	$245,000	$247,578

Michigan - 0.0%†

Walled Lake Michigan Consolidated School District School Building And Site 4.25%, 5/1/2032	245,000	248,014

Minnesota - 0.1%

Hermantown Minnesota Independent School District No. 700 School Building Bonds 3.00%, 2/1/2026	400,000	392,877
Minneapolis Development Revenue Limited Tax Supported Common Bond 4.00%, 6/1/2028	350,000	353,423

		746,300

Montana - 0.0%†

Montana State Board Regents Higher Facilities Improvement Montana State University 4.50%, 11/15/2038	160,000	165,435

New Jersey - 0.1%

Camden County New Jersey Improvement Authority Revenue County Guaranteed Loan County Capital Program 3.75%, 1/15/2027	595,000	598,778

New York - 0.1%

New York City 4.00%, 8/1/2029	110,000	112,692
Port Authority of New York & New Jersey 3.25%, 7/15/2033	75,000	62,322
Utility Debt Securitization Authority Restructuring Bond 5.00%, 12/15/2041	420,000	453,428

		628,442

	PRINCIPAL AMOUNT	VALUE

North Carolina - 0.0%†

Greensboro North Carolina Refunding 3.00%, 2/1/2026	$30,000	$29,902

Ohio - 0.1%

Bryan City School District County of Williams Ohio School Improvement Bonds 4.50%, 1/1/2042	380,000	373,168
North Ridgeville Ohio City School Facilities Improvement 4.50%, 12/1/2045	95,000	93,026
Ohio State Hospital Revenue University Hospitals Health System 4.13%, 1/15/2026	90,000	91,916

		558,110

Oklahoma - 0.0%†

Tulsa Oklahoma Industrial Authority Student Housing Revenue University Tulsa 4.50%, 10/1/2033	365,000	372,008

Pennsylvania - 0.0%†

Lehigh County Authority Water and Sewer Allentown Concession 5.00%, 12/1/2043	460,000	470,194
Pittsburgh Pennsylvania Water and Sewer Authority First Lien 4.50%, 9/1/2032	55,000	56,485

		526,679

Puerto Rico - 0.0%†

Puerto Rico Commonwealth Highway & Transportation Authority Specialities Facilities Revenue Refunding Teodoro Moscoso Bridge 5.55%, 7/1/2018	70,000	52,654

See Accompanying Notes to the Consolidated Schedule of Investments.	16

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE

South Carolina - 0.1%

Charleston County Revenue South Carolina Special Source 5.25%, 12/1/2038	$605,000	$664,145

Tennessee - 0.0%†

Johnson City Tennessee Health And Educational Facilities Revenue Mountain States Health Alliance 5.00%, 8/15/2042	135,000	132,979

Texas - 0.1%

Crowley Texas Independent School District Refunding 3.00%, 8/1/2026	60,000	58,828
El Paso Certificates Obligation 4.25%, 8/15/2033	270,000	276,707
Granbury Independent School District School Building Bonds 3.13%, 8/1/2026	315,000	308,519

		644,054

West Virginia - 0.1%

West Virginia State Hospital Finance Authority Revenue Refunding For United Health System 5.38%, 6/1/2038	1,150,000	1,192,194

Wisconsin - 0.0%†

Wisconsin Health and Educational Facilities Authority 5.00%, 6/1/2039	485,000	487,925

TOTAL MUNICIPAL BONDS (cost $14,192,311)		14,605,201

SOVEREIGN GOVERNMENTS - 0.6%

France - 0.2%

France Government Bond OAT 2.30%, 7/25/2023	1,640,715	2,562,017

	PRINCIPAL AMOUNT	VALUE

Germany - 0.2%

Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023	$1,548,810	$2,082,405

Mexico - 0.1%

Mexican Udibonos 3.50%, 12/14/2017	11,295,679	913,630

United Kingdom - 0.1%

United Kingdom Gilt Inflation Linked Bond 2.29%, 11/22/2022	613,135	1,218,893

TOTAL SOVEREIGN GOVERNMENTS (cost $6,508,296)		6,776,945

U.S. GOVERNMENT SECURITIES - 1.0%

U.S. Treasury Bond 3.63%, 8/15/2043	388,000	389,422
U.S. Treasury Inflation Indexed Bond
0.13%, 1/15/2023(a)	4,000,000	3,935,665
0.38%, 7/15/2023(a)	4,000,000	3,993,195
U.S. Treasury Notes 2.75%, 11/15/2023	2,510,000	2,532,111

TOTAL U.S. GOVERNMENT SECURITIES (cost received $10,702,380)		10,850,393

MONEY MARKET FUNDS - 7.1%

Money Market Funds - 7.1%

JPMorgan U.S. Government Money Market Fund, @ 0.01%	35,531,484	35,531,484
JPMorgan U.S. Treasury Plus Money Market Fund, @ 0.00%	41,016,952	41,016,952

TOTAL MONEY MARKET FUNDS (cost $76,548,436)		76,548,436

See Accompanying Notes to the Consolidated Schedule of Investments.	17

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	NO. OF WARRANTS	VALUE

WARRANTS - 0.5%
General Motors Co., expiring 12/31/15 at $42*	30,000	$93,600
General Motors Co., expiring 07/10/16 at $10*	150,000	3,997,500
Kinder Morgan, Inc./DE, expiring 05/25/17 at $40*	319,472	942,442

TOTAL WARRANTS (cost $5,338,522)		5,033,542

	CONTRACTS	VALUE

PURCHASED OPTIONS AND SWAPTIONS - 0.2%

Call Options Purchased - 0.2%

ADT Corp./The, 2/22/2014 @ 33	200	4,000
Chesapeake Energy Corp., 4/19/2014 @ 28	150	15,600
Deutsche Borse AG,
3/21/2014 @ 9,700	429	231,147
3/21/2014 @ 10,200	700	39,180
Devon Energy Corp.,
4/19/2014 @ 62.5	75	9,825

	CONTRACTS	VALUE

Call Options Purchased (continued)
4/19/2014 @ 67.5	600	$25,200
General Motors Co.,
2/7/2014 @ 38	250	7,750
1/17/2015 @ 45	151	14,798
Henry Hub Natural Gas Futures Contracts, 2/25/2014 @ 5.25	100	311,000
JPMorgan Chase & Co.,
2/22/2014 @ 60	250	2,500
2/22/2014 @ 62.5	200	1,000
Mondelez International, Inc., 6/21/2014 @ 35	714	61,404
Nikkei 225 Index,
3/14/2014 @ 16,000	21	24,665
3/14/2014 @ 16,500	31	14,867
3/14/2014 @ 16,750	23	7,879
3/14/2014 @ 17,000	193	39,669
Quanta Services, Inc.,
2/22/2014 @ 30	125	21,875
2/22/2014 @ 34	100	1,000
S&P 500 Index,
3/22/2014 @ 1,900	290	63,800
12/19/2015 @ 3,000	1,152	34,560

See Accompanying Notes to the Consolidated Schedule of Investments.	18

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	CONTRACTS	VALUE

Call Options Purchased (continued)

Three Month Euro Euribor Interest Rate Future,
3/17/2014 @ 99.63	463	$206,848
3/17/2014 @ 99.88	463	7,806
6/16/2014 @ 99.63	463	269,293
6/16/2014 @ 99.88	463	46,834

		1,462,500

Put Options Purchased - 0.0%†

Deere & Co.,
2/22/2014 @ 82.5	125	8,875
3/22/2014 @ 82.5	350	39,900
SPDR S&P 500 ETF Trust,
2/22/2014 @ 175	239	38,001
3/22/2014 @ 170	259	49,469
3/22/2014 @ 175	556	170,692

		306,937

	NOTIONAL AMOUNT

Credit Default Swaptions - 0.0%†

Bought credit default protection on CDX.NA.HY Series 21, Version 1, 03/19/2014 @ 1.06	$11,937,000	119,929

TOTAL PURCHASED OPTIONS AND SWAPTIONS (premiums paid $3,070,915)		1,889,366

TOTAL INVESTMENT IN SECURITIES (cost $1,040,460,041)		1,081,102,967

SECURITIES SOLD SHORT	SHARES

COMMON STOCKS - (33.8%)

Aerospace & Defense - (0.9%)

Boeing Co./The	(7,850)	(983,291)
Cubic Corp.	(15,700)	(777,621)
DigitalGlobe, Inc.*	(12,856)	(490,842)
Hexcel Corp.*	(8,044)	(335,274)
Precision Castparts Corp.	(4,250)	(1,082,687)
Raytheon Co.	(27,700)	(2,633,439)
Taser International, Inc.*	(10,850)	(174,251)
Textron, Inc.	(58,154)	(2,064,467)
Triumph Group, Inc.	(4,540)	(310,627)

	SHARES	VALUE

Aero Space & Defense (continued)

United Technologies Corp.	(10,235)	$(1,166,995)

		(10,019,494)

Air Freight & Logistics - (0.5%)

CH Robinson Worldwide, Inc.	(27,539)	(1,612,133)
Expeditors International of Washington, Inc.	(31,381)	(1,282,228)
FedEx Corp.	(18,648)	(2,486,151)

		(5,380,512)

Auto Components - (0.5%)

Autoliv, Inc.	(17,500)	(1,586,725)
BorgWarner, Inc.	(22,900)	(1,229,730)
Johnson Controls, Inc.	(25,015)	(1,153,692)
TRW Automotive Holdings Corp.*	(20,100)	(1,490,415)

		(5,460,562)

Automobiles - (0.9%)

General Motors Co.*	(247,400)	(8,926,192)
Harley-Davidson, Inc.	(9,900)	(610,731)
Winnebago Industries, Inc.*	(7,340)	(175,866)

		(9,712,789)

Beverages - (0.4%)

Anheuser-Busch InBev N.V. (ADR)	(1,587)	(152,178)
Brown-Forman Corp., Class B	(7,700)	(592,900)
Coca-Cola Co./The	(29,881)	(1,130,099)
Diageo plc (ADR)	(6,501)	(780,445)
Dr Pepper Snapple Group, Inc.	(38,400)	(1,838,592)
Monster Beverage Corp.*	(2,888)	(196,095)

		(4,690,309)

Biotechnology - (0.6%)

Acorda Therapeutics, Inc.*	(6,380)	(187,253)
Alkermes plc*	(23,626)	(1,150,114)
Biogen Idec, Inc.*	(3,687)	(1,152,704)
Celgene Corp.*	(7,407)	(1,125,346)
Cepheid, Inc.*	(11,535)	(609,740)
Incyte Corp. Ltd.*	(11,937)	(782,112)
InterMune, Inc.*	(16,887)	(225,441)
Medivation, Inc.*	(11,617)	(924,713)
Regeneron Pharmaceuticals, Inc.*	(710)	(204,899)
Theravance, Inc.*	(331)	(12,187)

		(6,374,509)

See Accompanying Notes to the Consolidated Schedule of Investments.	19

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Building Products - (0.1%)

Fortune Brands Home & Security, Inc.	(2,250)	$(101,385)
Lennox International, Inc.	(1,915)	(165,762)
USG Corp.*	(36,611)	(1,120,297)

		(1,387,444)

Capital Markets - (1.3%)

Bank of New York Mellon Corp./The	(36,215)	(1,157,431)
Charles Schwab Corp./The	(41,794)	(1,037,327)
Credit Suisse Group AG (ADR)*	(13,823)	(416,764)
Evercore Partners, Inc., Class A	(3,580)	(199,907)
Federated Investors, Inc., Class B	(10,410)	(279,925)
Franklin Resources, Inc.	(49,039)	(2,550,518)
Goldman Sachs Group, Inc./The	(5,900)	(968,308)
Legg Mason, Inc.	(3,328)	(140,941)
Morgan Stanley	(39,151)	(1,155,346)
Raymond James Financial, Inc.	(14,696)	(748,173)
State Street Corp.	(8,176)	(547,383)
Stifel Financial Corp.*	(7,071)	(319,256)
T Rowe Price Group, Inc.	(32,700)	(2,564,988)
TD Ameritrade Holding Corp.	(6,935)	(216,719)
UBS AG*	(24,504)	(486,895)
Waddell & Reed Financial, Inc., Class A	(14,213)	(921,287)
WisdomTree Investments, Inc.*	(11,110)	(156,873)

		(13,868,041)

Chemicals - (0.7%)

Agrium, Inc.	(4,099)	(357,023)
Albemarle Corp.	(6,680)	(428,722)
Axiall Corp.	(15,693)	(626,151)
Cytec Industries, Inc.	(508)	(45,705)
Dow Chemical Co./The	(12,000)	(546,120)
Eastman Chemical Co.	(17,700)	(1,379,892)
Ecolab, Inc.	(1,800)	(180,972)
Innophos Holdings, Inc.	(1,925)	(89,840)
Monsanto Co.	(7,200)	(767,160)
Mosaic Co./The	(24,962)	(1,114,803)
Olin Corp.	(21,302)	(547,674)
PolyOne Corp.	(3,401)	(120,940)
Potash Corp of Saskatchewan, Inc.	(37,572)	(1,176,755)

	SHARES	VALUE

Chemicals (continued)

Sociedad Quimica y Minera de Chile S.A. (ADR)	(10,140)	$(252,587)
W.R. Grace & Co.*	(3,800)	(358,416)

		(7,992,760)

Commercial Banks - (0.7%)

Banco Bradesco S.A. (ADR)	(76,413)	(804,629)
Barclays plc (ADR)	(24,087)	(431,157)
Comerica, Inc.	(35,700)	(1,635,060)
First Republic Bank/CA	(9,300)	(451,329)
Hancock Holding Co.	(2,773)	(95,946)
Itau Unibanco Holding S.A. (ADR)	(15,968)	(195,448)
PacWest Bancorp	(12,733)	(510,721)
Regions Financial Corp.	(61,326)	(623,685)
Royal Bank of Canada	(10,850)	(671,398)
Texas Capital Bancshares, Inc.*	(11,091)	(659,582)
Toronto-Dominion Bank./The	(3,500)	(302,575)
US Bancorp/MN	(29,255)	(1,162,301)
Wells Fargo & Co.	(9,397)	(426,060)

		(7,969,891)

Commercial Services & Supplies - (0.1%)

Cintas Corp.	(12,518)	(714,402)
Deluxe Corp.	(4,818)	(233,914)
Ritchie Bros Auctioneers, Inc.	(6,277)	(144,120)

		(1,092,436)

Communications Equipment - (0.7%)

ADTRAN, Inc.	(7,637)	(193,903)
ARRIS Group, Inc.*	(18,309)	(474,203)
Aruba Networks, Inc.*	(23,459)	(462,377)
CalAmp Corp.*	(6,730)	(198,400)
Ciena Corp.*	(25,513)	(595,218)
F5 Networks, Inc.*	(10,675)	(1,142,225)
Finisar Corp.*	(38,377)	(909,919)
JDS Uniphase Corp.*	(4,077)	(54,183)
Juniper Networks, Inc.*	(40,377)	(1,074,432)
Motorola Solutions, Inc.	(18,082)	(1,153,632)
Nokia OYJ (ADR)*	(106,082)	(734,088)
QUALCOMM, Inc.	(3,535)	(262,368)

See Accompanying Notes to the Consolidated Schedule of Investments.	20

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Communication Equipment (continued)

Telefonaktiebolaget LM Ericsson (ADR)	(21,701)	$(266,705)

		(7,521,653)

Computers & Peripherals - (0.4%)

3D Systems Corp.*	(16,254)	(1,263,423)
Hewlett-Packard Co.	(21,100)	(611,900)
Seagate Technology plc	(22,104)	(1,168,418)
Synaptics, Inc.*	(19,999)	(1,167,142)

		(4,210,883)

Construction & Engineering - (0.2%)

AECOM Technology Corp.*	(6,848)	(196,332)
Chicago Bridge & Iron Co. N.V.	(15,373)	(1,152,821)
MasTec, Inc.*	(14,316)	(514,517)

		(1,863,670)

Construction Materials - (0.1%)

Cemex SAB de CV (ADR)*	(72,658)	(898,779)
Eagle Materials, Inc.	(3,845)	(302,794)
Martin Marietta Materials, Inc.	(2,178)	(237,424)

		(1,438,997)

Consumer Finance - (0.1%)

SLM Corp.	(50,745)	(1,154,956)

Containers & Packaging - (0.1%)

Ball Corp.	(16,679)	(853,798)
Bemis Co., Inc.	(7,360)	(283,434)
Crown Holdings, Inc.*	(7,267)	(298,674)
Sealed Air Corp.	(4,607)	(143,692)

		(1,579,598)

Diversified Consumer Services - (0.1%)

Apollo Group, Inc., Class A*	(34,933)	(1,127,986)
DeVry, Inc.	(347)	(12,541)

		(1,140,527)

Diversified Financial Services - (0.3%)

Bank of America Corp.	(25,500)	(427,125)
CBOE Holdings, Inc.	(6,057)	(315,085)
ING Groep N.V. (ADR)*	(49)	(647)
Moody’s Corp.	(20,500)	(1,528,890)
NASDAQ OMX Group, Inc./The	(22,763)	(868,409)
PHH Corp.*	(10,942)	(265,562)

		(3,405,718)

	SHARES	VALUE

Diversified Telecommunication Services - (0.7%)

AT&T, Inc.	(104,900)	$(3,495,268)
China Unicom Hong Kong Ltd. (ADR)	(7,210)	(94,018)
Level 3 Communications, Inc.*	(7,199)	(231,088)
Verizon Communications, Inc.	(75,000)	(3,601,500)

		(7,421,874)

Electric Utilities - (0.4%)

Cia Paranaense de Energia (ADR)	(1,986)	(22,759)
CPFL Energia S.A. (ADR)	(5,413)	(79,788)
Exelon Corp.	(40,488)	(1,174,152)
ITC Holdings Corp.	(899)	(93,046)
Korea Electric Power Corp. (ADR)	(835)	(13,619)
NextEra Energy, Inc.	(12,904)	(1,186,265)
Pepco Holdings, Inc.	(25,200)	(489,636)
Portland General Electric Co.	(2,689)	(81,154)
Southern Co./The	(28,705)	(1,183,794)

		(4,324,213)

Electrical Equipment - (0.2%)

ABB Ltd. (ADR)*	(20,415)	(507,109)
Emerson Electric Co.	(18,700)	(1,233,078)
EnerSys, Inc.	(1,583)	(107,739)
Roper Industries, Inc.	(1,723)	(236,464)

		(2,084,390)

Electronic Equipment, Instruments & Components - (0.2%)

Corning, Inc.	(61,776)	(1,063,165)
Dolby Laboratories, Inc., Class A*	(11,140)	(456,629)
FLIR Systems, Inc.	(1,667)	(52,877)
Itron, Inc.*	(703)	(28,387)
Universal Display Corp.*	(9,354)	(303,818)

		(1,904,876)

Energy Equipment & Services - (1.4%)

Baker Hughes, Inc.	(20,592)	(1,166,331)
C&J Energy Services, Inc.*	(19,100)	(446,558)
Cameron International Corp.*	(53,577)	(3,213,013)
FMC Technologies, Inc.*	(23,500)	(1,161,840)
Geospace Technologies Corp.*	(2,230)	(177,330)
Gulfmark Offshore, Inc., Class A	(10,500)	(446,880)
Halliburton Co.	(54,000)	(2,646,540)
Helmerich & Payne, Inc.	(13,383)	(1,178,239)
National Oilwell Varco, Inc.	(10,400)	(780,104)

See Accompanying Notes to the Consolidated Schedule of Investments.	21

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Energy Equipment & Services (continued)

Noble Corp. plc	(924)	$(28,672)
Patterson-UTI Energy, Inc.	(41,164)	(1,057,503)
RPC, Inc.	(5,649)	(96,202)
Seadrill Ltd.	(31,092)	(1,110,295)
Tidewater, Inc.	(8,100)	(419,985)
Transocean Ltd.	(26,877)	(1,163,237)

		(15,092,729)

Food & Staples Retailing - (0.1%)

Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	(5,832)	(223,191)
CVS Caremark Corp.	(5,179)	(350,722)

		(573,913)

Food Products - (0.9%)

Boulder Brands, Inc.*	(12,600)	(180,684)
BRF S.A. (ADR)	(14,840)	(262,371)
Campbell Soup Co.	(11,435)	(471,236)
Flowers Foods, Inc.	(15,258)	(319,655)
General Mills, Inc.	(29,300)	(1,406,986)
Green Mountain Coffee Roasters, Inc.	(14,192)	(1,149,552)
Hillshire Brands Co.	(12,663)	(451,056)
Hormel Foods Corp.	(19,700)	(895,168)
McCormick & Co., Inc./MD	(31,370)	(2,013,327)
Tyson Foods, Inc., Class A	(33,864)	(1,266,514)
Unilever plc (ADR)	(29,980)	(1,157,528)

		(9,574,077)

Gas Utilities - (0.1%)

National Fuel Gas Co.	(403)	(30,370)
ONEOK, Inc.	(17,484)	(1,197,479)

		(1,227,849)

Health Care Equipment & Supplies - (0.6%)

Abbott Laboratories	(1,664)	(61,002)
Alere, Inc.*	(8,489)	(321,733)
Covidien plc	(4,522)	(308,581)
CR Bard, Inc.	(3,400)	(440,606)
DexCom, Inc.*	(5,432)	(219,779)
Edwards Lifesciences Corp.*	(5,618)	(365,844)
Hill-Rom Holdings, Inc.	(12,854)	(466,215)
Hologic, Inc.*	(52,657)	(1,124,754)
IDEXX Laboratories, Inc.*	(3,700)	(422,762)
Intuitive Surgical, Inc.*	(3,319)	(1,352,758)

	SHARES	VALUE

Health Care Equipment & Supplies (continued)

ResMed, Inc.	(25,666)	$(1,119,294)
Sirona Dental Systems, Inc.*	(4,947)	(355,887)

		(6,559,215)

Health Care Providers & Services - (0.5%)

Accretive Health, Inc.*	(3,228)	(29,730)
Cardinal Health, Inc.	(6,273)	(426,689)
Community Health Systems, Inc.*	(28,330)	(1,173,145)
Express Scripts Holding Co.*	(8,852)	(661,156)
Health Net, Inc./CA*	(16,020)	(526,898)
Henry Schein, Inc.*	(6,400)	(735,296)
LifePoint Hospitals, Inc.*	(6,236)	(330,570)
Omnicare, Inc.	(4,647)	(290,252)
Universal Health Services, Inc., Class B	(5,874)	(481,786)
WellPoint, Inc.	(2,674)	(229,964)

		(4,885,486)

Health Care Technology - (0.2%)

Allscripts Healthcare Solutions, Inc.*	(16,286)	(269,696)
athenahealth, Inc.*	(5,989)	(882,778)
Cerner Corp.*	(9,791)	(557,010)
HMS Holdings Corp.*	(10,724)	(246,974)

		(1,956,458)

Hotels, Restaurants & Leisure - (1.2%)

Boyd Gaming Corp.*	(28,454)	(300,474)
Brinker International, Inc.	(4,721)	(228,308)
Carnival Corp.	(96,774)	(3,792,573)
Darden Restaurants, Inc.	(22,974)	(1,135,835)
International Game Technology	(27,409)	(395,512)
Las Vegas Sands Corp.	(11,325)	(866,589)
Marriott International, Inc./DE, Class A	(23,805)	(1,173,586)
McDonald’s Corp.	(12,513)	(1,178,349)
Melco Crown Entertainment Ltd. (ADR)*	(23,970)	(982,530)
Panera Bread Co., Class A*	(1,953)	(330,194)
Royal Caribbean Cruises Ltd.	(23,091)	(1,145,314)
Texas Roadhouse, Inc.	(44,281)	(1,073,814)

See Accompanying Notes to the Consolidated Schedule of Investments.	22

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Hotels, Restaurants & Leisure (continued)

Wyndham Worldwide Corp.	(3,156)	$(223,887)

		(12,826,965)

Household Durables - (0.5%)

Garmin Ltd.	(22,790)	(1,026,689)
Helen of Troy Ltd.*	(9,000)	(495,360)
Jarden Corp.*	(18,535)	(1,120,441)
Newell Rubbermaid, Inc.	(34,090)	(1,053,381)
Sony Corp. (ADR)	(15,820)	(249,165)
Tempur-Pedic International, Inc.*	(22,050)	(1,086,845)
Toll Brothers, Inc.*	(3,500)	(128,625)

		(5,160,506)

Household Products - (0.2%)

Clorox Co./The	(6,400)	(564,928)
Colgate-Palmolive Co.	(4,400)	(269,412)
Procter & Gamble Co./The	(21,400)	(1,639,668)

		(2,474,008)

Independent Power Producers & Energy Traders - (0.2%)

Calpine Corp.*	(43,600)	(827,528)
Dynegy, Inc.*	(6,174)	(125,703)
NRG Energy, Inc.	(42,480)	(1,183,068)

		(2,136,299)

Industrial Conglomerates - (0.1%)

3M Co.	(900)	(115,371)
Siemens AG (ADR)	(9,205)	(1,162,499)

		(1,277,870)

Insurance - (1.1%)

American International Group, Inc.	(23,400)	(1,122,264)
Amtrust Financial Services, Inc.	(19,599)	(632,656)
Aon plc	(14,023)	(1,128,290)
Arch Capital Group Ltd.*	(3,902)	(209,967)
Aspen Insurance Holdings Ltd.	(2,222)	(86,436)
Assurant, Inc.	(2,852)	(186,378)
Assured Guaranty Ltd.	(18,507)	(391,423)
Berkshire Hathaway, Inc., Class B*	(7,856)	(876,730)
China Life Insurance Co., Ltd. (ADR)	(116)	(4,726)
Fidelity National Financial, Inc., Class A	(37,061)	(1,168,904)
First American Financial Corp.	(8,848)	(229,340)

	SHARES	VALUE

Insurance (continued)

Genworth Financial, Inc., Class A*	(18,121)	$(267,285)
HCI Group, Inc.	(3,860)	(164,166)
Lincoln National Corp.	(16,995)	(816,270)
Markel Corp.*	(800)	(431,312)
Marsh & McLennan Cos., Inc.	(8,230)	(376,193)
MBIA, Inc.*	(35,355)	(386,784)
Progressive Corp./The	(49,819)	(1,157,793)
Prudential Financial, Inc.	(3,054)	(257,727)
RenaissanceRe Holdings Ltd.	(12,629)	(1,145,576)
Travelers Cos., Inc./The	(8,200)	(666,496)

		(11,706,716)

Internet & Catalog Retail - (0.2%)

Expedia, Inc.	(17,914)	(1,164,052)
Groupon, Inc.*	(81,730)	(854,896)
HSN, Inc.	(1,480)	(81,059)

		(2,100,007)

Internet Software & Services - (0.6%)

Cornerstone OnDemand, Inc.*	(3,540)	(201,957)
eBay, Inc.*	(32,971)	(1,754,057)
eGain Corp.*	(18,660)	(178,763)
Global Eagle Entertainment, Inc.*	(11,370)	(182,034)
j2 Global, Inc.	(4,463)	(202,397)
LinkedIn Corp., Class A*	(890)	(191,537)
MercadoLibre, Inc.	(12,113)	(1,168,783)
Rackspace Hosting, Inc.*	(7,500)	(273,075)
Sohu.com, Inc.*	(2,410)	(175,400)
VeriSign, Inc.*	(18,789)	(1,103,854)
WebMD Health Corp.*	(824)	(39,469)
Yahoo!, Inc.*	(16,964)	(611,043)

		(6,082,369)

IT Services - (0.8%)

Accenture plc, Class A	(4,321)	(345,161)
Cognizant Technology Solutions Corp., Class A*	(1,402)	(135,882)
CoreLogic, Inc.*	(10,713)	(341,209)
Gartner, Inc.*	(2,073)	(145,794)
Global Payments, Inc.	(5,745)	(379,687)
Infosys Ltd. (ADR)	(19,806)	(1,160,235)
Leidos Holdings, Inc.	(6,605)	(299,471)

See Accompanying Notes to the Consolidated Schedule of Investments.	23

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

IT Services (continued)

NeuStar, Inc., Class A*	(3,516)	$(119,157)
Paychex, Inc.	(4,509)	(188,566)
Teradata Corp.*	(25,048)	(1,029,974)
Vantiv, Inc., Class A*	(86,500)	(2,624,410)
VeriFone Systems, Inc.*	(39,855)	(1,156,194)
Western Union Co./The	(24,434)	(376,284)

		(8,302,024)

Leisure Equipment & Products - (0.4%)

Brunswick Corp./DE	(711)	(29,478)
Mattel, Inc.	(70,700)	(2,675,288)
Polaris Industries, Inc.	(13,300)	(1,665,160)

		(4,369,926)

Life Sciences Tools & Services - (0.1%)

Illumina, Inc.*	(7,782)	(1,182,864)

Machinery - (1.8%)

Actuant Corp., Class A	(10,481)	(358,660)
Caterpillar, Inc.	(8,419)	(790,628)
Cummins, Inc.	(11,400)	(1,447,572)
Deere & Co.	(30,200)	(2,595,992)
Dover Corp.	(19,300)	(1,670,608)
Flowserve Corp.	(15,127)	(1,094,136)
Illinois Tool Works, Inc.	(19,000)	(1,498,530)
Ingersoll-Rand plc	(26,483)	(1,556,936)
Joy Global, Inc.	(21,799)	(1,150,769)
Kennametal, Inc.	(2,431)	(105,359)
Manitowoc Co., Inc./The	(45,939)	(1,306,965)
PACCAR, Inc.	(47,300)	(2,648,800)
Stanley Black & Decker, Inc.	(14,700)	(1,137,780)
Terex Corp.	(29,483)	(1,208,803)
Timken Co.	(4,020)	(226,447)
Trinity Industries, Inc.	(19,836)	(1,155,050)

		(19,953,035)

Media - (1.2%)

Cablevision Systems Corp., Class A	(29,370)	(471,095)
Cinemark Holdings, Inc.	(6,287)	(184,272)
Comcast Corp., Class A	(21,659)	(1,179,333)
DIRECTV*	(50,388)	(3,498,439)

	SHARES	VALUE

Media (continued)

Discovery Communications, Inc., Class A*	(6,700)	$(534,526)
DISH Network Corp., Class A*	(20,781)	(1,171,633)
DreamWorks Animation SKG, Inc., Class A*	(9,780)	(329,977)
Lamar Advertising Co., Class A*	(18,213)	(886,245)
Liberty Global plc*	(14,485)	(1,157,786)
Lions Gate Entertainment Corp.	(15,092)	(487,924)
Regal Entertainment Group, Class A	(11,819)	(230,470)
Scripps Networks Interactive, Inc., Class A	(24,600)	(1,783,992)
Thomson Reuters Corp.	(2,731)	(98,480)
Walt Disney Co./The	(15,900)	(1,154,499)

		(13,168,671)

Metals & Mining - (0.8%)

Agnico Eagle Mines Ltd.	(33,759)	(1,049,230)
Alcoa, Inc.	(85,628)	(985,578)
Allegheny Technologies, Inc.	(18,194)	(572,019)
AngloGold Ashanti Ltd. (ADR)	(1,656)	(24,244)
ArcelorMittal (NYRS)	(65,793)	(1,084,269)
Barrick Gold Corp.	(54,146)	(1,043,935)
BHP Billiton Ltd. (ADR)	(18,257)	(1,167,535)
Freeport-McMoRan Copper & Gold, Inc.	(14,973)	(485,275)
Pan American Silver Corp.	(23,198)	(292,295)
Rio Tinto plc (ADR)	(15,579)	(828,024)
Royal Gold, Inc.	(18,860)	(1,055,028)
Sesa Sterlite Ltd. (ADR)	(462)	(5,581)
Stillwater Mining Co.*	(21,988)	(275,729)

		(8,868,742)

Multiline Retail - (0.4%)

Family Dollar Stores, Inc.	(6,675)	(412,648)
Kohl’s Corp.	(10,857)	(549,690)
Nordstrom, Inc.	(39,276)	(2,256,406)
Target Corp.	(14,093)	(798,228)

		(4,016,972)

Multi-Utilities - (0.3%)

CenterPoint Energy, Inc.	(124,437)	(2,911,826)
Consolidated Edison, Inc.	(12,752)	(693,836)

		(3,605,662)

See Accompanying Notes to the Consolidated Schedule of Investments.	24

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Oil, Gas & Consumable Fuels - (2.7%)

Bill Barrett Corp.*	(22,619)	$(633,558)
BP plc (ADR)	(24,757)	(1,160,856)
Cabot Oil & Gas Corp.	(37,900)	(1,515,242)
Canadian Natural Resources Ltd.	(2,111)	(69,135)
Carrizo Oil & Gas, Inc.*	(20,303)	(834,453)
Cenovus Energy Inc.	(7,215)	(188,672)
Cheniere Energy, Inc.*	(2,500)	(109,850)
Chesapeake Energy Corp.	(29,841)	(803,021)
Cimarex Energy Co.	(25,261)	(2,475,073)
Concho Resources, Inc.*	(13,400)	(1,310,386)
Continental Resources, Inc./OK*	(20,779)	(2,289,846)
Denbury Resources, Inc.*	(12,071)	(193,981)
Diamondback Energy, Inc.*	(4,270)	(221,955)
Ecopetrol S.A. (ADR)	(8,239)	(282,268)
Enbridge, Inc.	(10,799)	(453,450)
Encana Corp.	(60,127)	(1,080,482)
Energy XXI Bermuda Ltd.	(17,498)	(401,579)
EPL Oil & Gas, Inc.*	(7,010)	(188,359)
Exxon Mobil Corp.	(9,842)	(907,039)
Golar LNG Ltd.	(15,584)	(553,388)
Gulfport Energy Corp.*	(23,283)	(1,419,099)
Hess Corp.	(16,620)	(1,254,644)
Kinder Morgan Management LLC	(1)	(55)
Kinder Morgan, Inc.	(18,000)	(612,180)
Murphy Oil Corp.	(5,020)	(284,182)
Noble Energy, Inc.	(27,100)	(1,689,143)
Pioneer Natural Resources Co.	(9,700)	(1,642,404)
Range Resources Corp.	(13,734)	(1,183,733)
Resolute Energy Corp.*	(22,650)	(180,974)
Rex Energy Corp.*	(11,140)	(209,878)
Ship Finance International Ltd.	(5,647)	(96,677)
Spectra Energy Corp.	(23,281)	(836,952)
Statoil ASA (ADR)	(16,105)	(381,850)
Stone Energy Corp.*	(13,572)	(420,053)
Suncor Energy, Inc.	(34,260)	(1,124,756)
Triangle Petroleum Corp.*	(23,940)	(182,183)
Ultra Petroleum Corp.*	(47,167)	(1,129,650)
W&T Offshore, Inc.	(3,045)	(43,604)

	SHARES	VALUE

Oil, Gas & Consumable Fuels (continued)

World Fuel Services Corp.	(6,796)	$(290,325)

		(28,654,935)

Paper & Forest Products - (0.1%)

International Paper Co.	(15,834)	(755,915)

Personal Products - (0.1%)

Herbalife Ltd.	(18,121)	(1,166,449)

Pharmaceuticals - (1.1%)

Allergan, Inc.	(5,981)	(685,423)
AstraZeneca plc (ADR)	(18,328)	(1,163,828)
Auxilium Pharmaceuticals, Inc.*	(12,781)	(326,938)
Bristol-Myers Squibb Co.	(23,247)	(1,161,653)
Eli Lilly & Co.	(17,432)	(941,502)
Endo Health Solutions, Inc.*	(17,759)	(1,169,963)
Endocyte, Inc.*	(14,890)	(176,744)
Jazz Pharmaceuticals plc*	(7,496)	(1,136,843)
Medicines Co./The*	(14,214)	(494,079)
Mylan, Inc./PA*	(25,768)	(1,170,125)
Pfizer, Inc.	(23,128)	(703,091)
Salix Pharmaceuticals Ltd.*	(11,918)	(1,160,098)
Shire plc (ADR)	(3,526)	(527,560)
Teva Pharmaceutical Industries Ltd. (ADR)	(23,035)	(1,028,052)

		(11,845,899)

Professional Services - (0.1%)

Equifax, Inc.	(2,616)	(183,277)
Robert Half International, Inc.	(21,345)	(891,794)

		(1,075,071)

Real Estate Management & Development - (0.1%)

E-House China Holdings Ltd. (ADR)	(36,722)	(447,274)
Forestar Group, Inc.*	(9,370)	(187,400)
Jones Lang LaSalle, Inc.	(3,106)	(354,891)
St. Joe Co./The*	(5,546)	(99,662)

		(1,089,227)

Road & Rail - (0.4%)

Avis Budget Group, Inc.*	(30,670)	(1,156,566)
CSX Corp.	(40,155)	(1,080,571)

See Accompanying Notes to the Consolidated Schedule of Investments.	25

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Road & Rail (continued)

JB Hunt Transport Services, Inc.	(11,500)	$(863,075)
Kansas City Southern	(11,122)	(1,174,372)
Roadrunner Transportation Systems, Inc.*	(6,670)	(175,087)
Ryder System, Inc.	(2,829)	(201,397)

		(4,651,068)

Semiconductors & Semiconductor Equipment - (1.4%)

Altera Corp.	(11,600)	(387,788)
ARM Holdings plc (ADR)	(18,710)	(861,970)
ASML Holding N.V. (NYRS)	(12,697)	(1,074,547)
Cirrus Logic, Inc.*	(49,196)	(861,422)
Cree, Inc.*	(14,371)	(868,296)
GT Advanced Technologies, Inc.*	(69,997)	(718,869)
Intel Corp.	(47,443)	(1,164,251)
KLA-Tencor Corp.	(28,100)	(1,727,307)
Linear Technology Corp.	(68,626)	(3,056,602)
Maxim Integrated Products, Inc.	(16,122)	(487,852)
Mellanox Technologies Ltd.*	(13,351)	(497,592)
Microchip Technology, Inc.	(5,175)	(232,150)
NVIDIA Corp.	(71,745)	(1,126,396)
OmniVision Technologies, Inc.*	(4,794)	(73,780)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(12,933)	(218,826)
Trina Solar Ltd. (ADR)*	(70,622)	(1,048,737)
Veeco Instruments, Inc.*	(7,577)	(288,002)

		(14,694,387)

Software - (1.3%)

Activision Blizzard, Inc.	(50,199)	(859,909)
Adobe Systems, Inc.*	(10,600)	(627,414)
ANSYS, Inc.*	(600)	(47,118)
Autodesk, Inc.*	(22,782)	(1,167,577)
Bottomline Technologies de, Inc.*	(5,540)	(191,795)
CA, Inc.	(580)	(18,606)
CommVault Systems, Inc.*	(2,750)	(189,943)
Concur Technologies, Inc.*	(9,392)	(1,139,625)
Ellie Mae, Inc.*	(7,090)	(185,049)
FireEye, Inc.*	(2,700)	(197,073)
Intuit, Inc.	(15,820)	(1,158,815)
MICROS Systems, Inc.*	(10,539)	(585,231)
NetSuite, Inc.*	(2,900)	(305,022)

	SHARES	VALUE

Software (continued)

Nuance Communications, Inc.*	(73,130)	$(1,121,083)
Oracle Corp.	(31,383)	(1,158,033)
PTC, Inc.*	(8,888)	(317,124)
Red Hat, Inc.*	(15,294)	(864,111)
Salesforce.com, Inc.*	(19,251)	(1,165,263)
SAP AG (ADR)	(15,121)	(1,155,547)
SolarWinds, Inc.*	(4,860)	(193,865)
Synchronoss Technologies, Inc.*	(6,320)	(168,491)
Take-Two Interactive Software, Inc.*	(10,870)	(208,487)
TIBCO Software, Inc.*	(25,629)	(545,641)

		(13,570,822)

Specialty Retail - (1.1%)

Abercrombie & Fitch Co., Class A	(32,658)	(1,155,440)
Advance Auto Parts, Inc.	(9,968)	(1,144,426)
American Eagle Outfitters, Inc.	(14,480)	(195,914)
Ascena Retail Group, Inc.*	(25,515)	(478,661)
Bed Bath & Beyond, Inc.*	(14,369)	(917,461)
Best Buy Co., Inc.	(38,053)	(895,768)
Buckle, Inc./The	(3,961)	(175,551)
CarMax, Inc.*	(12,900)	(581,919)
Chico’s FAS, Inc.	(46,294)	(768,480)
GameStop Corp., Class A	(3,672)	(128,777)
Guess?, Inc.	(9,970)	(279,658)
Hibbett Sports, Inc.*	(3,663)	(219,817)
Men’s Wearhouse, Inc./The	(10,638)	(511,049)
Penske Automotive Group, Inc.	(93)	(3,991)
Pier 1 Imports, Inc.	(18,314)	(349,981)
Rent-A-Center, Inc./TX	(5,503)	(137,245)
Sally Beauty Holdings, Inc.*	(15,512)	(440,231)
Signet Jewelers Ltd.	(14,515)	(1,154,668)
Staples, Inc.	(72,541)	(954,640)
TJX Cos., Inc.	(19,635)	(1,126,264)
Vitamin Shoppe, Inc.*	(8,196)	(367,345)

		(11,987,286)

Textiles, Apparel & Luxury Goods - (0.7%)

Coach, Inc.	(24,306)	(1,164,014)
Crocs, Inc.*	(19,127)	(293,600)
Fifth & Pacific Cos., Inc.*	(36,722)	(1,053,921)

See Accompanying Notes to the Consolidated Schedule of Investments.	26

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	SHARES	VALUE

Textiles, Apparel & Luxury Goods (continued)

Iconix Brand Group, Inc.*	(2,821)	$(104,941)
Lululemon Athletica, Inc.*	(5,500)	(251,295)
Michael Kors Holdings Ltd.*	(9,700)	(775,321)
PVH Corp.	(14,300)	(1,728,441)
Skechers U.S.A., Inc., Class A*	(5,769)	(166,666)
Under Armour, Inc., Class A*	(11,204)	(1,211,265)
VF Corp.	(14,908)	(871,373)

		(7,620,837)

Thrifts & Mortgage Finance - (0.0%)†

New York Community Bancorp, Inc.	(1,832)	(29,660)

Trading Companies & Distributors - (0.5%)

AerCap Holdings N.V.*	(28,779)	(1,070,291)
Beacon Roofing Supply, Inc.*	(2,424)	(91,603)
Fastenal Co.	(63,419)	(2,785,997)
TAL International Group, Inc.	(13,874)	(596,998)
United Rentals, Inc.*	(4,804)	(388,836)
WESCO International, Inc.*	(1,611)	(133,648)
WW Grainger, Inc.	(195)	(45,724)

		(5,113,097)

Water Utilities - (0.0%)†

Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	(507)	(4,629)

Wireless Telecommunication Services - (0.3%)

America Movil SAB de CV (ADR)	(50,224)	(1,067,762)
SBA Communications Corp., Class A*	(3,500)	(324,625)
SK Telecom Co., Ltd. (ADR)	(5,610)	(123,083)
Sprint Corp.*	(23,000)	(190,210)
Tim Participacoes S.A. (ADR)	(23,426)	(609,779)
Vodafone Group plc (ADR)	(22,597)	(837,445)

		(3,152,904)

TOTAL COMMON STOCKS (proceeds received $365,632,623)		(364,514,651)

	SHARES	VALUE

EXCHANGE TRADED FUNDS - (21.4%)

Consumer Discretionary Select Sector SPDR Fund	(276,900)	$(17,394,858)
Consumer Staples Select Sector SPDR Fund	(231,440)	(9,433,494)
Energy Select Sector SPDR Fund	(223,990)	(18,676,286)
Financial Select Sector SPDR Fund	(184,800)	(3,891,888)
Health Care Select Sector SPDR Fund	(132,600)	(7,420,296)
Industrial Select Sector SPDR Fund	(309,030)	(15,460,771)
iShares iBoxx $ High Yield Corporate Bond ETF	(44,368)	(4,137,316)
iShares Russell 2000 Index Fund	(82,950)	(9,303,672)
iShares Russell 2000 Value Index Fund	(131,541)	(12,580,581)
Materials Select Sector SPDR Fund	(87,860)	(3,869,355)
SPDR S&P 500 ETF Trust	(669,948)	(119,371,335)
Technology Select Sector SPDR Fund	(212,600)	(7,402,732)
Utilities Select Sector SPDR Fund	(54,200)	(2,119,220)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $220,127,739)		(231,061,804)

	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - (1.7%)

Building Products - (0.1%)

Ply Gem Industries, Inc. 6.50%, 2/1/2022(b)	$(1,194,000)	(1,180,567)

Hotels, Restaurants & Leisure - (0.1%)

Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020(b)	(976,000)	(1,022,360)

Life Sciences Tools & Services - (0.2%)

Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	(2,078,000)	(1,995,541)

Media - (0.3%)

DISH DBS Corp. 5.88%, 7/15/2022	(3,000,000)	(3,015,000)

See Accompanying Notes to the Consolidated Schedule of Investments.	27

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Metals & Mining - (0.1%)
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 3/15/2023	$(970,000)	$(928,954)
Teck Resources Ltd. 5.40%, 2/1/2043	(582,000)	(550,999)
		(1,479,953)
Multiline Retail - (0.1%)
Sears Holdings Corp. 6.63%, 10/15/2018	(2,000,000)	(1,815,000)

Oil, Gas & Consumable Fuels - (0.4%)
Linn Energy LLC / Linn Energy Finance Corp.(b)	(3,000,000)	(3,063,750)
Rockies Express Pipeline LLC 6.00%, 1/15/2019(b)	(975,000)	(909,188)
		(3,972,938)
Pharmaceuticals - (0.0%)†
Valeant Pharmaceuticals International, Inc. 7.25%, 7/15/2022(b)	(372,000)	(406,410)

Road & Rail - (0.2%)
Hertz Corp./The 5.88%, 10/15/2020	(1,819,000)	(1,891,760)

Specialty Retail - (0.2%)
Michaels Stores, Inc. 5.88%, 12/15/2020(b)	(1,824,000)	(1,828,560)

TOTAL CORPORATE BONDS (proceeds received $18,212,465)		(18,608,089)

U.S. GOVERNMENT SECURITIES - (2.2%)
U.S. Treasury Bonds
3.63%, 8/15/2043	(3,574,000)	(3,587,095)
3.75%, 11/15/2043	(772,000)	(792,685)
U.S. Treasury Notes
1.50%, 12/31/2018	(10,000,000)	(10,013,680)
2.75%, 11/15/2023	(9,036,000)	(9,115,598)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $23,089,964)		(23,509,058)

PRINCIPAL AMOUNT		VALUE

TOTAL SECURITIES SOLD SHORT (proceeds received $627,062,791)		$(637,693,602)

CONTRACTS

WRITTEN OPTIONS AND SWAPTIONS - (0.0%)†

Call Options - (0.0%)†

Three Month Euro Euribor Interest Rate Future,
3/17/2014 @ 99.75	(926)	(117,084)
6/16/2014 @ 99.75	(926)	(249,779)

		(366,863)

NOTIONAL AMOUNT

Credit Default Swaptions - (0.0%)†

Sold credit default protection on CDX.NA.HY Series 21, Version 1, 03/19/2014 @ 1.04	$(11,937,000)	(65,121)

TOTAL WRITTEN OPTIONS AND SWAPTIONS (premiums received $286,772)		(431,984)

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT, WRITTEN OPTIONS AND SWAPTIONS (cost, net of proceeds/premiums received $413,110,478) — 41.1%		442,977,381

OTHER ASSETS LESS LIABILITIES — 58.9%		635,701,177

NET ASSETS — 100.0%		$1,078,678,558

See Accompanying Notes to the Consolidated Schedule of Investments.	28

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At January 31, 2014, the aggregate amount held in a segregated account was $191,194,074.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $43,799,570 or 4% of net assets at January 31, 2014.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on January 31, 2014.
(d)	Issuer is in default.
(e)	All or portion of security on loan. The aggregate market value of such securities is $107,273,873, which was collateralized with the aggregate value of $110,562,715.
(f)	Multi-Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2014. Maturity date disclosed is the ultimate maturity date.

Abbreviations:

ADR – American Depositary Receipt

CMO – Collateralized Mortgage Obligation

NYRS – New York Registered Shares

TBA – To Be Announced; Security is subject to delayed

delivery.

As of January 31, 2014, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,304,033
Aggregate gross unrealized depreciation	(41,437,130)

Net unrealized appreciation	$29,866,903

Federal income tax cost of investments	$413,110,478

See Accompanying Notes to the Consolidated Schedule of Investments.	29

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)

10-year Japanese Government Bond Futures Contracts	JPY	8	03/11/14	$11,274,205	$11,333,268	$59,063
3-year Korean Treasury Bond Futures Contracts	KRW	11	03/18/14	1,086,311	1,086,691	380
ASX 90 Day Bank Accepted Bills Futures Contracts	AUD	14	12/11/14	12,168,473	12,170,772	2,299
ASX SPI200 Index Futures Contracts	AUD	31	03/20/14	3,479,483	3,488,195	8,712
CAC40 Futures Contract	EUR	1	02/21/14	58,343	56,200	(2,143)
CBOT 5 Year U.S. Treasury Note Futures Contracts	USD	38	03/31/14	4,560,882	4,583,750	22,868
CBOT U.S. Long Bond Futures Contracts	USD	18	03/20/14	2,398,995	2,404,687	5,692
CBOT U.S. Ten Year Note Futures Contracts	USD	255	03/20/14	31,526,589	32,066,250	539,661
CBT Soybean Futures Contracts	USD	4	03/14/14	264,763	256,550	(8,213)
CME 3 Month Eurodollar Futures Contracts	USD	15	03/14/16	3,697,570	3,702,000	4,430
CME 3 Month Eurodollar Futures Contracts	USD	46	12/15/14	11,453,251	11,458,025	4,774
CME 3 Month Eurodollar Futures Contracts	USD	86	12/14/15	21,270,565	21,281,775	11,210
CME Mexican Peso Currency Futures Contracts	USD	4	03/17/14	150,310	149,450	(860)
CMX Copper Commodity Futures Contracts	USD	9	03/27/14	728,639	719,325	(9,314)
CMX Silver Futures Contracts	USD	7	03/27/14	698,096	669,200	(28,896)
COMEX Division Gold Futures Contracts	USD	11	04/28/14	1,375,703	1,363,780	(11,923)
DAX Index Futures Contracts	EUR	2	03/21/14	628,565	628,730	165
E-Mini NASDAQ 100 Futures Contracts	USD	7	03/21/14	486,321	491,960	5,639
E-Mini S&P 500 Futures Contracts	USD	58	03/21/14	5,157,552	5,152,140	(5,412)
E-Mini S&P MidCap 400 Futures Contract	USD	1	03/21/14	128,562	131,030	2,468
Eurex 10 Year Euro BUND Futures Contracts	EUR	64	03/06/14	12,216,074	12,419,261	203,187
Eurex 30 Year Euro BUXL Futures Contracts	EUR	5	03/06/14	850,619	865,056	14,437
Eurex 5 Year Euro BOBL Futures Contracts	EUR	56	03/06/14	9,461,250	9,571,562	110,312
EURO STOXX 50 Futures Contracts	EUR	135	03/21/14	5,378,517	5,495,008	116,491
EURO STOXX Bank Futures Contracts	EUR	102	03/21/14	965,313	1,003,554	38,241
Euro/Japanese Yen Futures Contracts	JPY	2	03/17/14	346,865	337,526	(9,339)
FTSE 100 IDX Futures Contracts	GBP	41	03/21/14	4,363,558	4,353,023	(10,535)
FTSE Bursa Malaysia KLCI Index Futures Contracts	MYR	23	02/28/14	611,007	616,323	5,316
FTSE/JSE Top 40 Index Futures Contracts	ZAR	34	03/20/14	1,228,576	1,241,246	12,670
FTSE/MIB 100 IDX Futures Contracts	EUR	9	03/21/14	1,172,696	1,177,354	4,658
Gasoline RBOB Futures Contracts	USD	17	03/12/14	1,555,409	1,549,975	(5,434)
Great British Pound Futures Contracts	USD	37	03/17/14	3,806,258	3,798,975	(7,283)
Great British Pound/Swiss Franc Cross Currency Futures Contract	CHF	1	03/17/14	207,497	205,454	(2,043)
Hang Seng Index Futures Contracts	HKD	22	02/27/14	3,117,365	3,118,305	940
ICE Brent Crude Oil Futures Contract	USD	1	02/13/14	107,852	106,400	(1,452)
ICE Brent Crude Oil Futures Contracts	USD	13	03/14/14	1,394,670	1,375,530	(19,140)
ICE Brent Crude Oil Futures Contracts	USD	6	11/13/14	619,935	613,860	(6,075)

See Accompanying Notes to the Consolidated Schedule of Investments.	30

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Futures Contracts Long (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
KOSPI 200 Futures Contracts	KRW	11	03/13/14	$1,347,353	$1,307,750	$(39,603)
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	21	12/15/14	7,056,981	7,062,973	5,992
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	161	12/14/15	53,898,885	54,021,892	123,007
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	159	03/14/16	53,184,163	53,294,521	110,358
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	265	09/14/15	88,876,561	88,998,438	121,877
LIFFE 3 Month Euroswiss Futures Contracts	CHF	4	09/14/15	1,102,276	1,103,182	906
LIFFE 90 Day Sterling Futures Contracts	GBP	33	03/19/14	6,742,495	6,744,470	1,975
LIFFE 90 Day Sterling Futures Contracts	GBP	289	06/18/14	59,017,033	59,047,388	30,355
LIFFE 90 Day Sterling Futures Contracts	GBP	15	12/17/14	3,058,608	3,058,579	(29)
LONG GILT Futures Contracts	GBP	6	03/27/14	1,062,760	1,088,821	26,061
Montreal Exchange 10 Year Canadian Bond Futures Contracts	CAD	31	03/20/14	3,573,500	3,658,209	84,709
Montreal Exchange 3 Month Canadian Bank Accept Futures Contracts	CAD	179	06/16/14	39,659,570	39,697,419	37,849
Natural Gas Futures Contracts	USD	100	12/29/14	4,562,769	4,699,000	136,231
New Zealand $ Futures Contracts	USD	8	03/17/14	665,530	644,400	(21,130)
Nikkei 225 Futures Contracts	JPY	10	03/13/14	1,378,271	1,308,065	(70,206)
NY Harbor ULSD Futures Contracts	USD	13	02/28/14	1,649,274	1,636,417	(12,857)
OML Stockholm OMXS30 Index Futures Contracts	SEK	14	02/21/14	288,587	278,391	(10,196)
Russell 2000 Mini Futures Contracts	USD	19	03/21/14	2,089,002	2,143,770	54,768
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	5	03/20/14	705,734	704,018	(1,716)
SFE 10 Year Australian Bond Futures Contracts	AUD	14	03/17/14	1,427,134	1,432,711	5,577
SFE 3 Year Australian Bond Futures Contracts	AUD	50	03/17/14	4,765,450	4,768,077	2,627
SGX FTSE China A50 Index Futures Contracts	USD	200	02/27/14	1,345,420	1,325,000	(20,420)
SGX MSCI Singapore Index Futures Contracts	SGD	15	02/27/14	808,114	809,242	1,128
Swiss Market Index Futures Contract	CHF	1	03/21/14	90,799	89,207	(1,592)
The IBEX 35 Index Futures Contracts	EUR	10	02/21/14	1,412,892	1,340,635	(72,257)
The MSCI Taiwan Stock Index Futures Contracts	USD	40	02/26/14	1,213,294	1,184,400	(28,894)
The U.S. Dollar Index Futures Contracts	USD	6	03/17/14	486,616	488,418	1,802
Tokyo Price Index Futures Contracts	JPY	46	03/13/14	5,628,521	5,470,295	(158,226)
U.S. Dollar/Norwegian Krone Cross Currency Futures Contract	NOK	1	03/17/14	99,746	100,164	418
U.S. Dollar/South African Rand Cross Currency Futures Contracts	ZAR	4	03/17/14	387,945	402,106	14,161
WTI Crude Oil Futures Contracts	USD	90	11/19/14	7,999,709	8,092,800	93,091
WTI Crude Oil Futures Contracts	USD	3	02/20/14	293,818	292,470	(1,348)

						$1,459,969

See Accompanying Notes to the Consolidated Schedule of Investments.	31

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Currency Futures Contracts	USD	20	03/17/14	$1,665,785	$1,656,990	$8,795
BIST 30 Futures Contracts	TRY	452	02/28/14	1,553,466	1,510,099	43,367
CAC40 Futures Contracts	EUR	9	02/21/14	515,568	505,803	9,765
Canadian Dollar Futures Contracts	USD	6	03/18/14	562,683	538,680	24,003
CBOT U.S. Long Bond Futures Contracts	USD	12	03/20/14	1,563,750	1,603,125	(39,375)
CBT Corn Commodity Futures Contracts	USD	7	03/14/14	148,853	151,900	(3,047)
CBT Wheat Futures Contracts	USD	8	03/14/14	258,851	222,300	36,551
CME 3 Month Eurodollar Futures Contracts	USD	21	06/15/15	5,221,143	5,218,238	2,905
CME Ultra Long Term U.S. Treasury Bond Futures Contracts	USD	10	03/20/14	1,384,688	1,438,125	(53,437)
CMX Copper Commodity Futures Contracts	USD	14	03/27/14	1,156,395	1,118,950	37,445
CMX Silver Futures Contract	USD	1	03/27/14	98,797	95,600	3,197
Coffee “C” Futures Contracts	USD	2	03/19/14	80,206	93,900	(13,694)
COMEX Division Gold Futures Contracts	USD	16	04/28/14	1,991,448	1,983,680	7,768
DAX Index Futures Contracts	EUR	26	03/21/14	8,111,788	8,173,493	(61,705)
E-Mini S&P 500 Futures Contracts	USD	500	03/21/14	44,267,948	44,415,000	(147,052)
Euro Fx Futures Contracts	USD	13	03/17/14	2,202,717	2,191,150	11,567
Gasoline RBOB Futures Contracts	USD	10	02/28/14	1,106,917	1,105,188	1,729
HKG Hang Seng China Enterprise Futures Contracts	HKD	121	02/27/14	7,724,411	7,642,179	82,232
Japanese Yen/U.S. Dollar Futures Contracts	USD	13	03/17/14	1,586,892	1,588,438	(1,546)
Mini MSCI Emerging Markets Futures Contracts	USD	116	03/21/14	5,562,906	5,366,740	196,166
Natural Gas Futures Contracts	USD	60	02/26/14	2,853,260	2,965,800	(112,540)
Nikkei 225 Futures Contracts	JPY	6	03/13/14	916,313	872,076	44,237
NYB Sugar No. 11 Futures Contracts	USD	16	02/28/14	308,829	278,656	30,173
OML Stockholm OMXS30 Index Futures Contracts	SEK	30	02/21/14	603,637	596,552	7,085
SGX MSCI Singapore Index Futures Contracts	SGD	2	02/27/14	108,110	107,899	211
Swiss Franc/U.S. Dollar Cross Currency Futures Contracts	USD	17	03/17/14	2,358,155	2,342,600	15,555
The Amsterdam Exchanges Index Futures Contracts	EUR	5	02/21/14	544,037	520,598	23,439
The U.S. Dollar Index Futures Contract	USD	1	03/17/14	80,125	81,403	(1,278)
Tokyo Price Index Futures Contracts	JPY	7	03/13/14	858,914	832,436	26,478
U.S. Dollar/Swedish Krona Cross Currency Futures Contracts	SEK	9	03/17/14	887,513	900,762	(13,249)
WTI Crude Oil Futures Contracts	USD	49	02/19/14	4,645,575	4,777,010	(131,435)

						$34,310

Cash collateral in the amount of $12,075,901 was pledged to cover margin requirements for open futures contracts as of January 31, 2014.

See Accompanying Notes to the Consolidated Schedule of Investments.	32

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Long Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation\(Depreciation)
JPMorgan Chase Bank	Christian Dior S.A.	01/17/2050	EUR	1,328,352	$261,226
Morgan Stanley	Christian Dior S.A.	01/17/2050	EUR	900,356	(93)
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	01/20/2050	JPY	28,186,421	104,816
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	01/23/2050	JPY	79,962,283	79,009
Morgan Stanley	Shire plc	01/17/2050	GBP	1,467,259	15,008
JPMorgan Chase Bank	Smiths Group plc	01/17/2050	GBP	676,929	211,627
Morgan Stanley	Smiths Group plc	01/17/2050	GBP	406,577	72,698
Morgan Stanley	SoftBank Corp.	01/17/2050	JPY	170,403,145	(84,076)
Morgan Stanley	Vodafone Group plc	01/17/2050	GBP	1,605,448	(3,643)

					$656,572

Short Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation\(Depreciation)
Morgan Stanley	BHP Billiton Ltd.	01/17/2050	USD	341,742	$9,721
JPMorgan Chase Bank	BHP Billiton Ltd.	01/17/2050	USD	731,345	(723)
JPMorgan Chase Bank	Caterpillar, Inc.	01/17/2050	USD	550,817	(89,325)
Morgan Stanley	Caterpillar, Inc.	01/17/2050	USD	514,231	(66,380)
Morgan Stanley	Energy Select Sector SPDR Fund	01/17/2050	USD	1,205,418	2,407
Morgan Stanley	Europartners Multi Investment Fund - Spain Index Plus	01/17/2050	EUR	5,496,655	142,161
Morgan Stanley	International Business Machines Corp.	01/17/2050	USD	2,303,217	35,963
Morgan Stanley	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2050	EUR	882,919	14,768
JPMorgan Chase Bank	LVMH Moet Hennessy Louis Vuitton S.A.	01/17/2050	EUR	1,335,766	(209,283)
Morgan Stanley	SPDR S&P Oil & Gas Exploration & Production ETF	01/17/2050	USD	1,258,814	22,407
Morgan Stanley	Verizon Communications, Inc.	01/17/2050	USD	940,790	4,646

					$(133,638)

See Accompanying Notes to the Consolidated Schedule of Investments.	33

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	FirstEnergy Corp.	1.00%	USD	4,000,000	$–	03/20/2019	$43,706
Morgan Stanley	Fresenius SE & Co. KGaA	1.00%	EUR	3,500,000	(16,379)	03/20/2019	(10,137)
Morgan Stanley	HCA, Inc.	5.00%	USD	1,000,000	(110,680)	12/20/2018	(139,202)
Morgan Stanley	HJ Heinz Finance Co.	1.00%	USD	2,000,000	42,109	03/20/2019	36,547
Morgan Stanley	Portugal Telecom International Finance B.V.	5.00%	EUR	2,500,000	(331,219)	03/20/2019	(234,768)
Morgan Stanley	United Rentals North America, Inc.	5.00%	USD	3,000,000	(460,632)	03/20/2019	(431,466)
Morgan Stanley	Viacom, Inc.	1.00%	USD	2,000,000	(39,345)	12/20/2018	(51,710)
JPMorgan Chase Bank	Community Health Systems, Inc.	5.00%	USD	2,000,000	(151,404)	03/20/2019	(174,965)
JPMorgan Chase Bank	Glencore International AG	1.00%	EUR	2,000,000	97,136	03/20/2019	96,768
JPMorgan Chase Bank	Jones Group, Inc./The	5.00%	USD	1,194,000	–	03/20/2019	(31,505)
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	1,798,000	239,077	12/20/2017	56,946
Goldman Sachs Capital	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	5.00%	USD	1,000,000	(97,287)	12/20/2018	(126,098)
Goldman Sachs Capital	Pioneer Natural Resources Co.	1.00%	USD	5,000,000	(63,501)	03/20/2019	(56,031)
Barclays plc	Beazer Homes USA, Inc.	5.00%	USD	2,000,000	(149,062)	03/20/2019	(117,778)
Barclays plc	Darden Restaurants, Inc.	1.00%	USD	2,000,000	92,620	03/20/2019	89,129
Barclays plc	Enel S.p.A.	1.00%	EUR	1,000,000	53,591	12/20/2018	11,383

					$(894,976)		$(1,039,181)

Credit Default Swap Contracts on Corporate Bonds - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

Morgan Stanley	General Motors Co.	5.00%	USD	3,046,000	$469,594	12/20/2018	$503,585	1.55%
Morgan Stanley	Newmont Mining Corp.	1.00%	USD	1,384,000	(86,274)	12/20/2018	(85,975)	2.39%
JPMorgan Chase Bank	Advanced Micro Devices, Inc.	5.00%	USD	3,397,000	(79,525)	12/20/2018	959	5.14%
JPMorgan Chase Bank	Barrick Gold Corp.	1.00%	USD	2,281,000	(126,495)	12/20/2018	(80,752)	1.79%
JPMorgan Chase Bank	General Electric Capital Corp.	1.00%	USD	2,078,000	(16,244)	09/20/2018	24,113	0.77%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	970,000	(26,337)	09/20/2018	52,510	3.87%
JPMorgan Chase Bank	Newmont Mining Corp.	1.00%	USD	3,245,000	(207,600)	12/20/2018	(201,583)	2.39%
JPMorgan Chase Bank	Realogy Group LLC	5.00%	USD	1,000,000	66,780	12/20/2018	103,455	2.85%
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	1,798,000	(66,067)	12/20/2015	51,730	3.75%
Goldman Sachs Capital	Ardagh Packaging Finance plc	5.00%	EUR	2,000,000	184,172	03/20/2019	114,714	4.19%

See Accompanying Notes to the Consolidated Schedule of Investments.	34

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Credit Default Swap Contracts on Corporate Bonds - Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

Goldman Sachs Capital	Chesapeake Energy Corp.	5.00%	USD	3,063,000	$235,741	12/20/2015	$253,584	0.91%
Goldman Sachs Capital	K. Hovnanian Enterprises, Inc.	5.00%	USD	876,000	(23,784)	09/20/2018	47,422	3.87%
Goldman Sachs Capital	Kohl’s Corp.	1.00%	USD	2,274,000	(27,168)	03/20/2019	(77,771)	1.73%
Goldman Sachs Capital	Techem GmbH	5.00%	EUR	1,000,000	121,639	12/20/2018	106,679	3.35%
Goldman Sachs Capital	Telecom Italia S.p.A.	1.00%	EUR	2,271,000	(262,745)	12/20/2018	(205,876)	2.51%
Goldman Sachs Capital	Toll Brothers, Inc.	1.00%	USD	2,000,000	(56,562)	03/20/2019	(55,119)	1.59%
Barclays plc	American Axle & Manufacturing, Inc.	5.00%	USD	2,274,000	240,839	03/20/2019	235,721	2.93%
Barclays plc	Caesars Entertainment Operating Co., Inc.	5.00%	USD	1,000,000	(132,991)	06/20/2015	(170,747)	19.75%
Barclays plc	Delta Air Lines, Inc.	5.00%	USD	1,000,000	26,103	12/20/2018	118,351	2.52%
Barclays plc	Dixons Retail plc	5.00%	EUR	1,500,000	233,041	12/20/2018	213,300	2.79%
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,065,000	(13,702)	09/20/2018	57,653	3.87%
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,000,000	(19,177)	12/20/2018	47,396	4.07%
Barclays plc	Meritor, Inc.	5.00%	USD	1,000,000	47,126	12/20/2018	98,590	2.95%
Barclays plc	Realogy Group LLC	5.00%	USD	1,000,000	78,276	12/20/2018	103,455	2.85%
Barclays plc	Standard Pacific Corp.	5.00%	USD	2,000,000	300,339	03/20/2019	280,365	2.19%
Barclays plc	Toll Brothers, Inc.	1.00%	USD	3,397,000	(99,495)	12/20/2018	(77,670)	1.52%

					$759,484		$1,458,089

Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

Morgan Stanley	ABX Home Equity Index Series 6	0.11%	USD	8,500,000	$(2,407,694)	05/25/2046	$(2,017,094)	14.88%
Morgan Stanley	CMBX North America Index Series 6	0.50%	USD	13,500,000	(569,040)	05/11/2063	(375,877)	0.87%
Goldman Sachs Capital	CMBX North America Index Series 6	0.50%	USD	6,500,000	(153,149)	05/11/2063	(180,978)	0.87%
Barclays plc	CDX Emerging Markets Index 19-V1	5.00%	USD	5,500,000	407,372	06/20/2018	339,673	3.58%

					$(2,722,511)		$(2,234,276)

See Accompanying Notes to the Consolidated Schedule of Investments.	35

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Centrally Cleared Credit Default Swap Contracts on Credit Indices - Buy Protection

Counterparty	Reference Obligation	Fixed Annual Rate Paid By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value

JPMorgan Chase Bank	CDX North America High Yield Index 21-V1	5.00%	USD	5,000,000	$(337,120)	12/20/2018	$(357,181)

					$(337,120)		$(357,181)

Centrally Cleared Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	5,000,000	$189,006	06/20/2018	$406,934	3.09%
JPMorgan Chase Bank	CDX North America High Yield Index 21-V1	5.00%	USD	5,000,000	348,054	12/20/2018	357,181	3.47%
JPMorgan Chase Bank	CDX North America Investment Grade Index 20-V1	1.00%	USD	12,000,000	97,124	06/20/2018	202,523	0.63%
JPMorgan Chase Bank	CDX North America Investment Grade Index 21-V1	1.00%	USD	10,000,000	148,634	12/20/2018	147,415	0.71%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	4,000,000	88,679	06/20/2018	507,086	2.73%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	513,306	12/20/2018	573,849	3.16%
JPMorgan Chase Bank	iTraxx Europe Index Series 19-V1	1.00%	EUR	9,000,000	(68,673)	06/20/2018	154,338	0.73%
JPMorgan Chase Bank	iTraxx Europe Index Series 20-V1	1.00%	EUR	10,000,000	141,893	12/20/2018	131,993	0.82%

					$1,458,023		$2,481,319

Centrally Cleared Interest Rate Swap Contracts
Counterparty	Payments Made by the Fund	Payments Received by the Fund	Currency	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)

JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.09%	EUR	10,000,000	06/27/2023	$497,003
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	1.86%	GBP	20,000,000	10/16/2016	(760)
JPMorgan Chase Bank	2.45%	3 Month London Interbank Offered Rate	USD	10,000,000	10/18/2017	(16,634)
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.71%	USD	20,000,000	06/26/2018	300,107

						$779,716

See Accompanying Notes to the Consolidated Schedule of Investments.	36

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Contracts for Differences - Long Equity Positions

Counterparty	Reference Entity	Shares	Net Unrealized Appreciation/ (Depreciation)

	Australia
JPMorgan Chase Bank	Aurizon Holdings Ltd.	437,332	$68,366

	European Union
JPMorgan Chase Bank	Accor SA	36,058	93,485
JPMorgan Chase Bank	European Aeronautic Defence and Space Co. N.V.	82,766	126,130

			219,615

	South Korea
JPMorgan Chase Bank	NAVER Corp.	1,670	(71,525)

	United Kingdom
JPMorgan Chase Bank	AstraZeneca plc	24,531	142,849
JPMorgan Chase Bank	GlaxoSmithKline plc	58,230	(64,511)
JPMorgan Chase Bank	Lloyds Banking Group plc	414,800	26,664

			105,002

	United States
JPMorgan Chase Bank	Energy Transfer Equity, LP	29,760	390,707

Total Contracts for Differences			$712,165

Cash collateral in the amount of $28,663,423 was pledged for equity total return, credit default, interest rate swap contracts and contracts for differences as of January 31, 2014.

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)

AUD vs. USD, expiring 6/18/14	JPMorgan Chase Bank	3,243,205	2,890,669	$2,812,891	$2,890,669	$(77,778)
BRL vs. USD, expiring 3/20/14	JPMorgan Chase Bank	1,707,650	697,000	699,539	697,000	2,539
BRL vs. USD, expiring 6/2/14	Barclays plc	4,001,375	1,666,892	1,608,994	1,666,892	(57,898)
CAD vs. USD, expiring 6/18/14	JPMorgan Chase Bank	1,037,570	965,451	928,657	965,451	(36,794)
CHF vs. USD, expiring 3/19/14	JPMorgan Chase Bank	213,833	238,356	235,930	238,356	(2,426)
CLP vs. USD, expiring 6/2/14	Barclays plc	517,500,000	937,330	919,628	937,330	(17,702)
EUR vs. HUF, expiring 3/20/14	JPMorgan Chase Bank	243,413	73,005,000	328,296	314,396	13,900
EUR vs. HUF, expiring 3/20/14	JPMorgan Chase Bank	265,000	79,811,229	357,411	343,707	13,704
EUR vs. NOK, expiring 3/20/14	JPMorgan Chase Bank	305,000	2,567,643	411,359	408,390	2,969
EUR vs. NOK, expiring 3/20/14	JPMorgan Chase Bank	304,498	2,559,000	410,682	407,015	3,667

See Accompanying Notes to the Consolidated Schedule of Investments.	37

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
EUR vs. PLN, expiring 3/20/14	JPMorgan Chase Bank	314,000	1,339,208	$423,498	$423,672	$(174)
EUR vs. RUB, expiring 3/20/14	JPMorgan Chase Bank	280,972	13,421,410	378,953	378,429	524
EUR vs. SEK, expiring 3/20/14	JPMorgan Chase Bank	321,180	2,889,000	433,182	440,665	(7,483)
EUR vs. TRY, expiring 3/20/14	JPMorgan Chase Bank	267,673	767,000	361,015	335,212	25,803
EUR vs. USD, expiring 3/19/14	Goldman Sachs Capital	220,000	303,251	296,718	303,251	(6,533)
EUR vs. USD, expiring 3/20/14	JPMorgan Chase Bank	295,000	401,247	397,872	401,247	(3,375)
EUR vs. USD, expiring 3/20/14	JPMorgan Chase Bank	286,549	394,000	386,474	394,000	(7,526)
GBP vs. EUR, expiring 3/20/14	UBS AG	308,890	369,000	507,623	497,677	9,946
GBP vs. USD, expiring 3/19/14	JPMorgan Chase Bank	357,189	584,809	587,001	584,809	2,192
GBP vs. USD, expiring 3/19/14	JPMorgan Chase Bank	17,309	28,286	28,445	28,286	159
GBP vs. USD, expiring 3/19/14	Goldman Sachs Capital	270,000	447,650	443,716	447,650	(3,934)
GBP vs. USD, expiring 3/20/14	JPMorgan Chase Bank	275,164	450,000	452,198	450,000	2,198
GBP vs. USD, expiring 3/20/14	JPMorgan Chase Bank	2,905,714	4,783,000	4,775,186	4,783,000	(7,814)
HKD vs. USD, expiring 3/20/14	JPMorgan Chase Bank	8,896,056	1,147,000	1,145,949	1,147,000	(1,051)
HKD vs. USD, expiring 2/5/14	JPMorgan Chase Bank	4,762,724	614,323	613,455	614,323	(868)
HUF vs. EUR, expiring 3/20/14	UBS AG	73,005,000	245,274	314,396	330,806	(16,410)
IDR vs. USD, expiring 2/28/14	JPMorgan Chase Bank	2,896,498,000	242,000	236,317	242,000	(5,683)
INR vs. USD, expiring 3/20/14	JPMorgan Chase Bank	17,550,300	276,906	277,343	276,906	437
JPY vs. USD, expiring 3/19/14	Goldman Sachs Capital	39,200,000	381,951	383,752	381,951	1,801
JPY vs. USD, expiring 3/19/14	Goldman Sachs Capital	152,000,000	1,455,983	1,488,018	1,455,983	32,035
JPY vs. USD, expiring 3/19/14	Goldman Sachs Capital	22,800,000	217,618	223,203	217,618	5,585
JPY vs. USD, expiring 3/20/14	JPMorgan Chase Bank	133,452,333	1,288,000	1,306,452	1,288,000	18,452
JPY vs. USD, expiring 3/20/14	JPMorgan Chase Bank	32,118,000	313,073	314,424	313,073	1,351
KRW vs. USD, expiring 3/20/14	JPMorgan Chase Bank	5,305,685,110	4,868,494	4,943,757	4,868,494	75,263
KRW vs. USD, expiring 6/2/14	Barclays plc	1,152,500,000	1,078,110	1,069,460	1,078,110	(8,650)
MXN vs. USD, expiring 3/20/14	JPMorgan Chase Bank	3,831,971	293,000	285,521	293,000	(7,479)
MXN vs. USD, expiring 3/20/14	JPMorgan Chase Bank	3,035,308	227,000	226,162	227,000	(838)
MXN vs. USD, expiring 6/2/14	Barclays plc	13,245,000	997,740	981,137	997,740	(16,603)

See Accompanying Notes to the Consolidated Schedule of Investments.	38

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
MXN vs. USD, expiring 3/20/14	JPMorgan Chase Bank	65,367,583	4,805,154	$4,870,556	$4,805,154	$65,402
NOK vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	2,559,000	306,956	407,016	413,997	(6,981)
NOK vs. USD, expiring 6/18/14	JPMorgan Chase Bank	5,981,086	965,938	948,216	965,938	(17,722)
NZD vs. AUD, expiring 3/20/14	JPMorgan Chase Bank	1,532,698	1,427,000	1,235,599	1,245,283	(9,684)
NZD vs. USD, expiring 3/20/14	JPMorgan Chase Bank	716,000	591,264	577,210	591,264	(14,054)
NZD vs. USD, expiring 6/18/14	JPMorgan Chase Bank	1,946,873	1,572,684	1,557,747	1,572,684	(14,937)
NZD vs. USD, expiring 3/20/14	JPMorgan Chase Bank	344,773	283,000	277,942	283,000	(5,058)
PLN vs. USD, expiring 6/2/14	Barclays plc	3,365,000	1,077,835	1,059,309	1,077,835	(18,526)
PLN vs. USD, expiring 3/20/14	JPMorgan Chase Bank	15,497,908	5,025,052	4,902,922	5,025,052	(122,130)
RUB vs. USD, expiring 6/2/14	Barclays plc	33,800,000	989,172	937,850	989,172	(51,322)
SEK vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	2,889,000	324,760	440,665	438,010	2,655
SEK vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	2,942,848	334,000	448,878	450,472	(1,594)
TRY vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	40,954	13,000	17,898	17,533	365
TRY vs. USD, expiring 6/2/14	Barclays plc	1,983,000	935,819	847,838	935,819	(87,981)
TRY vs. USD, expiring 3/20/14	JPMorgan Chase Bank	6,698,802	2,881,355	2,927,668	2,881,355	46,313
TWD vs. USD, expiring 6/2/14	Barclays plc	29,850,000	1,021,561	989,322	1,021,561	(32,239)
USD vs. AUD, expiring 3/20/14	JPMorgan Chase Bank	336,000	379,528	336,000	331,198	4,802
USD vs. BRL, expiring 3/20/14	JPMorgan Chase Bank	237,274	582,295	237,274	238,537	(1,263)
USD vs. BRL, expiring 3/20/14	JPMorgan Chase Bank	3,213,458	7,886,147	3,213,458	3,230,560	(17,102)
USD vs. CAD, expiring 3/19/14	JPMorgan Chase Bank	662,488	705,000	662,488	632,382	30,106
USD vs. CAD, expiring 3/20/14	JPMorgan Chase Bank	514,162	548,000	514,162	491,542	22,620
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	255,699	227,372	255,699	250,868	4,831
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	213,613	194,657	213,613	214,772	(1,159)
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	265,152	234,934	265,152	259,211	5,941
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	3,071,331	2,720,321	3,071,331	3,001,430	69,901
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	517,548	460,325	517,548	507,894	9,654
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	2,520,316	2,300,000	2,520,316	2,537,674	(17,358)
USD vs. CHF, expiring 3/20/14	JPMorgan Chase Bank	1,773,000	1,611,026	1,773,000	1,777,521	(4,521)

See Accompanying Notes to the Consolidated Schedule of Investments.	39

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. CHF, expiring 3/20/14	JPMorgan Chase Bank	1,432,676	1,272,055	$1,432,676	$1,403,517	$29,159
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	215,903	193,690	215,903	213,705	2,198
USD vs. CHF, expiring 3/19/14	JPMorgan Chase Bank	107,808	97,536	107,808	107,615	193
USD vs. CHF, expiring 6/18/14	JPMorgan Chase Bank	4,186,800	3,769,795	4,186,800	4,163,344	23,456
USD vs. CLP, expiring 3/20/14	JPMorgan Chase Bank	357,399	198,528,000	357,399	355,582	1,817
USD vs. CLP, expiring 3/20/14	JPMorgan Chase Bank	1,585,287	880,595,340	1,585,287	1,577,227	8,060
USD vs. CLP, expiring 3/20/14	JPMorgan Chase Bank	931,000	513,390,640	931,000	919,530	11,470
USD vs. DKK, expiring 3/19/14	JPMorgan Chase Bank	2,977,269	16,110,000	2,977,269	2,913,103	64,166
USD vs. DKK, expiring 3/20/14	JPMorgan Chase Bank	1,549,000	8,517,597	1,549,000	1,540,216	8,784
USD vs. EUR, expiring 3/19/14	JPMorgan Chase Bank	678,429	500,000	678,429	674,359	4,070
USD vs. EUR, expiring 3/19/14	JPMorgan Chase Bank	240,125	175,000	240,125	236,025	4,100
USD vs. EUR, expiring 3/19/14	JPMorgan Chase Bank	2,841,434	2,100,000	2,841,434	2,832,309	9,125
USD vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	401,247	296,190	401,247	399,478	1,769
USD vs. EUR, expiring 3/19/14	JPMorgan Chase Bank	411,917	300,000	411,917	404,616	7,301
USD vs. EUR, expiring 2/13/14	JPMorgan Chase Bank	20,411,674	15,000,000	20,411,674	20,230,513	181,161
USD vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	1,456,000	1,073,541	1,456,000	1,447,905	8,095
USD vs. EUR, expiring 3/19/14	JPMorgan Chase Bank	1,307,675	950,000	1,307,675	1,281,283	26,392
USD vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	3,035,661	2,207,853	3,035,661	2,977,774	57,887
USD vs. EUR, expiring 3/20/14	JPMorgan Chase Bank	394,000	289,994	394,000	391,121	2,879
USD vs. EUR, expiring 6/18/14	JPMorgan Chase Bank	6,276,196	4,613,832	6,276,196	6,223,517	52,679
USD vs. EUR, expiring 3/19/14	JPMorgan Chase Bank	223,944	162,659	223,944	219,381	4,563
USD vs. GBP, expiring 3/19/14	JPMorgan Chase Bank	312,901	190,000	312,901	312,245	656
USD vs. GBP, expiring 3/19/14	JPMorgan Chase Bank	1,239,190	757,000	1,239,190	1,244,047	(4,857)
USD vs. GBP, expiring 3/20/14	JPMorgan Chase Bank	5,031,000	3,059,991	5,031,000	5,028,722	2,278
USD vs. GBP, expiring 3/20/14	JPMorgan Chase Bank	355,701	217,623	355,701	357,637	(1,936)
USD vs. GBP, expiring 2/13/14	JPMorgan Chase Bank	9,877,439	6,000,000	9,877,439	9,862,757	14,682
USD vs. GBP, expiring 3/19/14	JPMorgan Chase Bank	610,558	374,498	610,558	615,447	(4,889)
USD vs. GBP, expiring 6/18/14	JPMorgan Chase Bank	1,079,032	658,931	1,079,032	1,082,095	(3,063)

See Accompanying Notes to the Consolidated Schedule of Investments.	40

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. HKD, expiring 3/20/14	JPMorgan Chase Bank	1,066,300	8,265,356	$1,066,300	$1,064,705	$1,595
USD vs. IDR, expiring 2/28/14	JPMorgan Chase Bank	1,903,000	23,285,108,000	1,903,000	1,899,762	3,238
USD vs. INR, expiring 3/20/14	JPMorgan Chase Bank	280,000	17,771,880	280,000	280,844	(844)
USD vs. INR, expiring 3/20/14	JPMorgan Chase Bank	273,941	17,550,300	273,941	277,343	(3,402)
USD vs. JPY, expiring 3/19/14	JPMorgan Chase Bank	733,310	75,000,000	733,310	734,220	(910)
USD vs. JPY, expiring 3/20/14	JPMorgan Chase Bank	1,478,000	155,181,162	1,478,000	1,519,169	(41,169)
USD vs. JPY, expiring 3/20/14	JPMorgan Chase Bank	4,407,859	453,755,490	4,407,859	4,442,108	(34,249)
USD vs. JPY, expiring 3/19/14	JPMorgan Chase Bank	9,456,354	968,690,000	9,456,354	9,483,081	(26,727)
USD vs. JPY, expiring 6/18/14	JPMorgan Chase Bank	3,150,040	321,304,100	3,150,040	3,147,311	2,729
USD vs. JPY, expiring 3/20/14	JPMorgan Chase Bank	311,976	32,118,000	311,976	314,424	(2,448)
USD vs. JPY, expiring 3/19/14	JPMorgan Chase Bank	259,751	27,300,000	259,751	267,255	(7,504)
USD vs. KRW, expiring 3/20/14	JPMorgan Chase Bank	1,437,012	1,564,690,000	1,437,012	1,457,955	(20,943)
USD vs. KRW, expiring 3/20/14	JPMorgan Chase Bank	485,000	524,440,200	485,000	488,666	(3,666)
USD vs. MXN, expiring 3/20/14	JPMorgan Chase Bank	291,186	3,961,187	291,186	295,149	(3,963)
USD vs. MXN, expiring 3/20/14	UBS AG	291,148	3,831,971	291,148	285,521	5,627
USD vs. MYR, expiring 3/20/14	JPMorgan Chase Bank	1,640,334	5,517,099	1,640,334	1,644,424	(4,090)
USD vs. NZD, expiring 3/20/14	JPMorgan Chase Bank	279,718	344,773	279,718	277,942	1,776
USD vs. NZD, expiring 3/20/14	UBS AG	293,736	361,000	293,736	291,024	2,712
USD vs. NZD, expiring 3/20/14	JPMorgan Chase Bank	300,810	371,865	300,810	299,782	1,028
USD vs. PHP, expiring 3/20/14	JPMorgan Chase Bank	544,316	24,954,150	544,316	550,249	(5,933)
USD vs. PLN, expiring 3/20/14	JPMorgan Chase Bank	2,833,000	8,749,434	2,833,000	2,767,973	65,027
USD vs. PLN, expiring 3/20/14	JPMorgan Chase Bank	403,000	1,259,256	403,000	398,379	4,621
USD vs. PLN, expiring 3/20/14	JPMorgan Chase Bank	531,000	1,641,775	531,000	519,392	11,608
USD vs. SGD, expiring 3/20/14	JPMorgan Chase Bank	624,000	784,588	624,000	614,521	9,479
USD vs. THB, expiring 3/20/14	JPMorgan Chase Bank	560,886	18,517,425	560,886	559,657	1,229
USD vs. THB, expiring 3/20/14	JPMorgan Chase Bank	1,619,247	53,458,802	1,619,247	1,615,699	3,548
USD vs. TRY, expiring 3/20/14	JPMorgan Chase Bank	2,833,308	6,698,802	2,833,308	2,927,668	(94,360)
USD vs. TWD, expiring 3/20/14	JPMorgan Chase Bank	879,552	26,647,786	879,552	880,856	(1,304)

See Accompanying Notes to the Consolidated Schedule of Investments.	41

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
USD vs. ZAR, expiring 3/20/14	JPMorgan Chase Bank	1,166,849	12,241,787	$1,166,849	$1,094,584	$72,265
USD vs. ZAR, expiring 3/20/14	JPMorgan Chase Bank	1,522,072	17,103,298	1,522,072	1,529,270	(7,198)
USD vs. ZAR, expiring 3/20/14	JPMorgan Chase Bank	199,798	2,245,105	199,798	200,743	(945)
USD vs. ZAR, expiring 3/20/14	JPMorgan Chase Bank	2,268,000	24,788,067	2,268,000	2,216,395	51,605
ZAR vs. USD, expiring 3/20/14	JPMorgan Chase Bank	2,989,482	264,000	267,301	264,000	3,301
ZAR vs. USD, expiring 6/2/14	Barclays plc	5,090,000	475,212	449,240	475,212	(25,972)

						$232,421

Currency Abbreviations:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
DKK	—	Danish Krone
EUR	—	Euro Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See Accompanying Notes to the Consolidated Schedule of Investments.	42

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

January 31, 2014 (Unaudited)

The Fund invested, as a percentage of net assets, in the following countries as of January 31, 2014:

Argentina	(0.1)%
Australia	(0.1)
Barbados	0.2
Belgium	0.6
Bermuda	0.3
Brazil	0.1
Canada	0.6
Cayman Islands	0.0 *
Chile	0.0 *
China	0.6
Colombia	0.0 *
Cyprus	0.2
Denmark	0.5
Finland	(0.1)
France	0.5
Germany	0.5
Hong Kong	0.0 *
India	(0.1)
Ireland	0.7
Israel	(0.1)
Japan	1.1
Jersey	0.1
Luxembourg	1.2
Mexico	0.0 *
Netherlands	1.2
Norway	0.0 *
Peru	0.0 *
Russia	0.0 *
Singapore	0.4
South Africa	0.2
South Korea	0.0 *
Sweden	(0.2)
Switzerland	1.4
Taiwan	0.0 *
United Kingdom	1.2
United States	30.2
Other	58.9

100.0%

* Amount represents less than 0.05%

See Accompanying Notes to the Consolidated Schedule of Investments.	43

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

JANUARY 31, 2014 (UNAUDITED)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a single series, the Arden Alternative Strategies Fund. At January 31, 2014, the Trust has two additional series, Arden Alternative Strategies II and Arden Variable Alternative Strategies Fund, which have been registered with the Securities and Exchange Commission but have not commenced operations.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of Arden Alternative Strategies Fund. The Subsidiary acts as an investment vehicle for Arden Alternative Strategies Fund to enable Arden Alternative Strategies Fund to gain exposure to certain types of commodity-linked derivative instruments. Arden Alternative Strategies Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that Arden Alternative Strategies Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. Arden Alternative Strategies Fund’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis of Arden Alternative Strategies Fund and the Subsidiary (collectively, the “Fund” or “Arden Alternative Strategies Fund”).

The Trust has had no operations from November 12, 2012 (initial seeding date) until the Fund’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in the Fund to the Fund’s investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. The Fund’s investment objective is to achieve capital appreciation. In pursuing the Fund’s objective, the Adviser seeks to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

2.	Basis of Presentation

The preparation of the Consolidated Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Consolidated Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation:

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Investment in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees (the “Board”). The Board has delegated to the Pricing Committee (“Pricing Committee”) the day-to-day responsibility for determining the value of the Fund’s investments as of any day on which the Fund’s NAV is determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to (i) attributes specific to the investment asset or liability; (ii) the principal market for the investment asset or liability; (iii) observations or market activity by the customary market participants in the principal market for the investment asset or liability; (iv) data assumptions by market participants for the investment asset or liability, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

44

ARDEN ALTERNATIVE STRATEGIES FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

The Fund may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and ADR securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain Trust’s approved triggers or thresholds. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Fund will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Fund is open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party fair valuation pricing service vendor), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s NAV by such traders. At January 31, 2014, no such adjustments had been made.

Debt securities will be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of the Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. The Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Money market funds with 60 days or less remaining to maturity are valued at amortized cost method, which approximates market value. Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded and mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid prices as obtained from one or more broker-dealers making markets for those securities.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of each Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 –	Quoted prices in active markets for identical assets or liabilities on the measurement date.
•	Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

45

ARDEN ALTERNATIVE STRATEGIES FUND
NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS
JANUARY 31, 2014 (UNAUDITED)

The following is a summary of the valuations at January 31, 2014 for the Fund based upon the three levels defined above. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. As of January 31, 2014, there were no transfers between Level 1 and Level 2, based on levels assigned to securities on October 31, 2013. At January 31, 2014, there were no Level 3 positions held.

Assets	Level 1	Level 2	Total

Investments:

Common Stocks^	$804,232,338	$—	$804,232,338

Master Limited Partnerships^	7,961,776	—	7,961,776

Preferred Stocks^	1,741,075	—	1,741,075

Exchange Traded Funds	6,161,430	—	6,161,430

Mutual Funds	4,786,406	—	4,786,406

Agency CMO	—	2,046,103	2,046,103

Corporate Bonds^	—	138,469,956	138,469,956

Municipal Bonds	—	14,605,201	14,605,201

Sovereign Governments	—	6,776,945	6,776,945

U.S. Government Securities	—	10,850,393	10,850,393

Money Market Funds	76,548,436	—	76,548,436

Warrants	5,033,542	—	5,033,542

Purchased Options	1,769,437	—	1,769,437

Swaptions	—	119,929	119,929

Total Investments	$908,234,440	$172,868,527	$1,081,102,967

Derivatives :

Futures Contracts *	$2,639,173	$—	$2,639,173

Equity Total Return Swap Contracts	—	976,457	976,457

Credit Default Swaps Contracts*	—	5,569,053	5,569,053

Interest Rate Swaps Contracts*	—	797,110	797,110

Contracts for Differences	—	848,201	848,201

Forward Currency Contracts	—	1,243,443	1,243,443

Total Derivatives	$2,639,173	$9,434,264	$12,073,437

Liabilities	Level 1	Level 2	Total

Investments:

Common Stocks^	$(364,514,651)	$—	$(364,514,651)

Exchange Traded Funds	(231,061,804)	—	(231,061,804)

Corporate Bonds^	—	(18,608,089)	(18,608,089)

U.S. Government Securities	—	(23,509,058)	(23,509,058)

Written Options	(366,863)	—	(366,863)

Swaptions	—	(65,121)	(65,121)

Total Investments	$(595,943,318)	$(42,182,268)	$(638,125,586)

Derivatives :

Futures Contracts*	$(1,144,894)	$—	$(1,144,894)

Equity Total Return Swap Contracts	—	(453,523)	(453,523)

Credit Default Swaps Contracts*	—	(5,260,283)	(5,260,283)

Interest Rate Swaps Contracts*	—	(17,394)	(17,394)

Contracts for Differences	—	(136,036)	(136,036)

Forward Currency Contracts	—	(1,011,022)	(1,011,022)

Total Derivatives	$(1,144,894)	$(6,878,258)	$(8,023,152)

^ See Consolidated Schedule of Investments for industry breakdown.

* Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation as detailed in the futures contract and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.

46

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/ Henry P. Davis
Henry P. Davis President and Chief Executive Officer March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Henry P. Davis
Henry P. Davis President and Chief Executive Officer March 25, 2014

By:	/s/ Andrew Katz
Andrew Katz Treasurer and Chief Financial Officer March 25, 2014